                     PAINEWEBBER PACE SELECT ADVISORS TRUST
       (ON BEHALF OF PACE GOVERNMENT SECURITIES FIXED INCOME INVESTMENTS)

                      PAINEWEBBER MANAGED INVESTMENTS TRUST
             (ON BEHALF OF PAINEWEBBER U.S. GOVERNMENT INCOME FUND)

                               51 WEST 52ND STREET
                          NEW YORK, NEW YORK 10019-6114

                       STATEMENT OF ADDITIONAL INFORMATION

      This Statement of Additional Information relates specifically to the proposed Reorganization whereby PACE Government Securities Fixed Income Investments ("PACE Government Securities Fixed Income Fund"), a series of PaineWebber PACE Select Advisors Trust ("PACE Trust"), would acquire all of the assets of PaineWebber U.S. Government Income Fund ("U.S. Government Income Fund"), a series of PaineWebber Managed Investments Trust ("Managed Investments Trust"), in exchange solely for shares of PACE Government Securities Fixed Income Fund and the assumption by PACE Government Securities Fixed Income Fund of all of U.S. Government Income Fund's stated liabilities. This Statement of Additional Information consists of this cover page, the PRO FORMA financial statements of PACE Government Securities Fixed Income Fund (giving effect to the Reorganization) for the year ended July 31, 2000, and the following described documents, each of which is incorporated by reference herein and accompanies this Statement of Additional Information:

      (1) The combined Statement of Additional Information of PACE Trust, dated November 27, 2000, which includes information relating to PACE Government Securities Fixed Income Fund and is incorporated by reference from PACE Trust's Statement of Additional Information as filed on January 8, 2001 under Rule 497, SEC File Numbers 033-87254 and 811-08764, accession number 0000898432-01-000012;

      (2) The combined Annual Report to Shareholders of PACE Trust for the fiscal year ended July 31, 2000, which includes information relating to PACE Government Securities Fixed Income Fund and is incorporated by reference from PACE Trust's Form N-30D, SEC File Number 811-08764, filed on October 6, 2000, accession number 0000912057-00-043979;

      (3) The Semi-Annual Report to Shareholders of U.S. Government Income Fund, dated May 31, 2000, which is incorporated by reference from Managed Investments Trust's Form N-30D, SEC File Number 811-04040, filed on August 7, 2000, accession number 0000912057-00-034897; and

      (4) The Annual Report to Shareholders of U.S. Government Income Fund for the fiscal year ended November 30, 1999, which is incorporated by reference from Managed Investments Trust's Form N-30D, SEC File Number 811-04040, filed on February 10, 2000, accession number 0000912057-00-005117.

      This Statement of Additional Information is not a prospectus and should be read only in conjunction with the Combined Proxy Statement/Prospectus dated December 14, 2000 relating to the proposed Reorganization. A copy of the Combined Proxy Statement/Prospectus may be obtained without charge by calling toll-free 1-800-647-1568. This Statement of Additional Information is dated December 14, 2000.

                   PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

      The first three tables set forth the unaudited PRO FORMA condensed Statement of Assets and Liabilities as of July 31, 2000, the unaudited PRO FORMA condensed Statement of Operations for the twelve month period ended July 31, 2000 and the unaudited PRO FORMA Portfolio of Investments as of July 31, 2000 for U.S. Government Income Fund and PACE Government Securities Fixed Income Fund as adjusted giving effect to the Reorganization.

      The next three tables set forth the unaudited PRO FORMA condensed Statement of Assets and Liabilities as of July 31, 2000, the unaudited PRO FORMA condensed Statement of Operations for the twelve month period ended July 31, 2000 and the unaudited PRO FORMA Portfolio of Investments as of July 31, 2000 for U.S. Government Income Fund, PaineWebber Low Duration U.S. Government Income Fund and PACE Government Securities Fixed Income Fund as adjusted to show the combined effect of the Reorganization and the proposed reorganization of PaineWebber Low Duration U.S. Government Income Fund into PACE Government Securities Fixed Income Fund, which are expected to occur at approximately the same time.

      The PRO FORMA Portfolio of Investments contains information about the securities holdings of the Funds as of July 31, 2000. The holdings of U.S. Government Income Fund have changed significantly since that date, primarily because the Fund's portfolio was realigned by its new sub-adviser after October 10, 2000 to reflect its proprietary investment style and strategies. That realignment was complete as of November 30, 2000. Other changes in the two Funds' holdings are due to normal portfolio turnover in response to changes in market conditions.

      It is not expected that any of U.S. Government Income Fund's holdings will be incompatible with PACE Government Securities Fixed Income Fund's holdings. However, if U.S. Government Income Fund's shareholders approve the Reorganization, some of the Fund's holdings may need to be liquidated immediately prior to or following the Reorganization to adjust the duration of the combined Fund. Any portfolio holdings of U.S. Government Income Fund that must be sold for this reason would be liquidated in an orderly manner and the proceeds held in temporary investments or reinvested in assets with durations that are consistent with the duration of the combined Fund. As of November 30, 2000 only a very small percentage of U.S. Government Income Fund's portfolio holdings would have had to be sold to adjust the portfolio duration of the combined Fund.

         The portion of U.S. Government Income Fund's assets that will be sold in connection with the Reorganization will depend on the sub-adviser's continuing assessment of the appropriate portfolio duration for PACE Government Securities Fixed Income Fund at the approximate time of the Reorganization. The need for U.S. Government Income Fund to dispose of investments in connection with the Reorganization may result in its selling securities at a disadvantageous time and could result in its realizing gains (or losses) that would not otherwise have been realized.

PACE GOVERNMENT SECURITIES FIXED INCOME INVESTMENTS
PAINEWEBBER U.S. GOVERNMENT INCOME FUND
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED JULY 31, 2000


                                                                                                                  PRO FORMA COMBINED
                                                                                                                    PACE GOVERNMENT
                                                                  PACE GOVERNMENT                                      SECURITIES
                                                                 SECURITIES FIXED   PW U.S. GOVERNMENT                FIXED INCOME
                                                                INCOME INVESTMENTS     INCOME FUND      ADJUSTMENTS   INVESTMENTS
                                                                ------------------  ------------------  -----------  --------------
ASSETS
Investments in securities, at value (cost - $330,884,058,
  $327,386,261, and $658,270,319, respectively)                       $ 328,327,261    $ 315,138,396    $      -     $ 643,465,657
Investment of cash collateral for securities loaned
  (cost - $0, $24,520,750 and $24,520,750, respectively)                        -         24,520,750           -        24,520,750
Cash                                                                            -                502           -               502
Receivable for investments sold                                               3,260              -             -             3,260
Receivable for shares of beneficial interest sold                           110,435              161           -           110,596
Dividends and interest receivable                                         1,633,542        3,387,309           -         5,020,851
Deferred organizational expenses                                              1,025              -             -             1,025
Other assets                                                                 32,713           31,332           -            64,045
                                                                      -------------    -------------    -----------  -------------
Total assets                                                            330,108,236      343,078,450           -       673,186,686
                                                                      -------------    -------------    -----------  -------------
LIABILITIES
Payable for cash collateral for securities loaned                               -         24,520,750           -        24,520,750
Payable for investments purchased                                       130,699,989       79,182,313           -       209,882,302
Payable for shares of beneficial interest repurchased                       103,565          535,616           -           639,181
Outstanding options written, at value                                        77,700              -             -            77,700
Variation margin payable                                                        -             90,013           -            90,013
Payable to affiliates                                                       114,807          122,437           -           237,244
Payable to custodian                                                         82,526              -             -            82,526
Accrued expenses and other liabilities                                      111,628          542,602           -           654,230
                                                                      -------------    -------------    -----------  -------------
Total liabilities                                                       131,190,215      104,993,731           -       236,183,946
                                                                      -------------    -------------    -----------  -------------
NET ASSETS

Beneficial interest shares of $0.001 par value
  outstanding - 16,458,856,  28,113,731 and 36,158,439, respectively    203,803,263      344,066,767           -       547,870,030
Accumulated undistributed (distributions in excess of)                    1,181,552         (169,608)          -         1,011,944
  net investment income (loss)
Accumulated net realized losses from investment transactions             (3,516,672)     (92,151,808)          -       (95,668,480)
Net unrealized depreciation of investments                               (2,550,122)     (13,660,632)          -       (16,210,754)
                                                                      -------------    -------------    -----------  --------------
Net assets applicable to shares outstanding                           $ 198,918,021    $ 238,084,719    $      -     $ 437,002,740
                                                                      =============    =============    ===========  =============

  CLASS P:
Net assets                                                            $ 198,918,021    $         -      $      -     $ 198,918,021
                                                                      -------------    -------------    -----------  -------------
Shares outstanding                                                       16,458,856              -             -        16,458,856
                                                                      -------------    -------------    -----------  -------------
Net asset value and offering price per share                          $       12.09    $         -      $      -     $       12.09
                                                                      =============    =============    ===========  =============

  CLASS A:
Net assets                                                            $         -      $ 205,845,006    $      -     $ 205,845,006
                                                                      -------------    -------------    -----------  -------------
Shares outstanding                                                              -         24,304,537    (7,272,529)     17,032,008
                                                                      -------------    -------------    -----------  -------------
Net asset and redemption value per share                              $         -      $        8.47    $      -     $       12.09
                                                                      =============    =============    ===========  =============
Maximum offering price per share (net asset value plus sales          $         -      $        8.82    $      -     $       12.59
  charge of 4% of offering price)                                     =============    =============    ===========  =============

  CLASS B:
Net assets                                                            $         -      $   7,515,198    $      -     $   7,515,198
                                                                      -------------    -------------    -----------  -------------
Shares outstanding                                                              -            887,146      (265,324)        621,822
                                                                      -------------    -------------    -----------  -------------
Net asset value and offering price per share                          $         -      $        8.47    $      -     $       12.09
                                                                      =============    =============    ===========  =============

  CLASS C:
Net assets                                                            $         -      $  15,913,817    $      -     $  15,913,817
                                                                      -------------    -------------    -----------  -------------
Shares outstanding                                                              -          1,880,778      (564,038)      1,316,740
                                                                      -------------    -------------    -----------  -------------
Net asset value and offering price per share                          $         -      $        8.46    $      -     $       12.09
                                                                      =============    =============    ===========  =============

  CLASS Y:
Net assets                                                            $         -      $   8,810,698    $      -     $   8,810,698
                                                                      -------------    -------------    -----------  -------------
Shares outstanding                                                              -          1,041,269      (312,255)        729,014
                                                                      -------------    -------------    -----------  -------------
Net asset value and offering price per share                          $         -      $        8.46    $      -     $       12.09
                                                                      =============    =============    ===========  =============



             See accompanying notes to pro forma financial statements

PACE GOVERNMENT SECURITIES FIXED INCOME INVESTMENTS
PAINEWEBBER U.S. GOVERNMENT INCOME FUND
PRO FORMA STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2000


                                                                                                                  PRO FORMA COMBINED
                                                                                                                    PACE GOVERNMENT
                                                                        PACE GOVERNMENT     PW U.S.                   SECURITIES
                                                                        SECURITIES FIXED    GOVERNMENT               FIXED INCOME
                                                                        INCOME INVESTMENTS  INCOME FUND  ADJUSTMENTS  INVESTMENTS
                                                                        ------------------  -----------  -----------  -----------
INVESTMENT INCOME:
  Interest (net of foreign withholding taxes, if any)                        $ 13,773,465   $ 18,447,280  $        -   $ 32,220,745
                                                                             ------------   ------------  ----------   ------------
                                                                               13,773,465     18,447,280           -     32,220,745
                                                                             ------------   ------------  ----------   ------------
EXPENSES:
  Investment advisory and administration                                        1,380,076      1,315,199     526,080 (a)  3,221,355
  Shareholder distribution and servicing fees                                         -          807,378           -        807,378
  Transfer agency fees and expenses                                                87,822        290,678           -        378,500
  Reports and notices to shareholders                                              37,193         27,300     (21,840)(b)     42,653
  Legal and audit                                                                  67,927         53,190     (53,190)(b)     67,927
  Trustees' fees                                                                   26,250         13,500     (13,500)(b)     26,250
  Federal and state registration fees                                               8,935         35,540     (28,432)(b)     16,043
  Amortization of organizational expenses                                          18,980              -           -         18,980
  Custody and accounting                                                          120,092        131,520           -        251,612
  Interest expense                                                                 39,447              -           -         39,447
  Other expenses                                                                   12,333         55,198           -         67,531
                                                                             ------------   ------------  ----------   ------------
                                                                                1,799,055      2,729,503     409,118      4,937,676
  Less: fee waivers and reimbursements from investment adviser                    (83,618)       (19,401)   (598,252)(c)   (701,271)
                                                                             ------------   ------------  ----------   ------------
  Net expenses                                                                  1,715,437      2,710,102    (189,134)     4,236,405
                                                                             ------------   ------------  ----------   ------------
  Net investment income                                                        12,058,028     15,737,178     189,134     27,984,340
                                                                             ------------   ------------    --------     ----------

REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT ACTIVITIES:
  Net realized gains (losses) from investment transactions                         15,206     (1,445,402)         -      (1,430,196)
                                                                             ------------   ------------  ----------     ----------
  Net change in unrealized appreciation (depreciation) of investments             114,103    (14,764,732)         -     (14,650,629)
                                                                             ------------   ------------  ----------   ------------
  Net realized and unrealized gains (losses) from investment activities           129,309    (16,210,134)         -     (16,080,825)
                                                                             ------------   ------------  ----------   ------------
  Net increase (decrease) in net assets resulting from operations            $ 12,187,337   $   (472,956)  $ 189,134   $ 11,903,515
                                                                             ============   ============   =========   =============


(a) Reflects increase in fees resulting from the higher fee schedule, before waivers, of PACE Government Securities Fixed Income Investments.
(b) Reflects the anticipated savings of the merger.
(c) Reflects decrease in fees resulting from the lower fee schedule, net of waivers, of PACE Government Securities Fixed Income Investments.

             See accompanying notes to pro forma financial statements

PACE GOVERNMENT SECURITIES FIXED INCOME INVESTMENTS
PAINEWEBBER U.S. GOVERNMENT INCOME FUND
PRO FORMA PORTFOLIO OF INVESTMENTS
FOR THE YEAR ENDED JULY 31, 2000




     COMBINED
     PRINCIPAL                                                             MATURITY               INTEREST
   AMOUNT (000)                                                              DATES                 RATES
   ------------                                                      --------------------     ----------------
                   U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 25.97%

            19,000 Federal Home Loan Bank                                  08/09/00                6.390%
            18,915 FHLMC MTN                                               03/18/08                6.220
            12,000 FNMA                                                    04/29/09                6.500
            30,230 United States Treasury Bonds(2)                   08/15/13 to 08/15/21     8.125 to 12.000
            15,400 United States Treasury Bonds(2)                         11/15/14                11.750
             4,839 U.S. Treasury Inflation Index Notes                     07/15/02                3.625
                   Total U.S. Government and Agency Obligations
                     (cost - $120,765,228)

                   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
                     CERTIFICATES  - 25.66%
             4,466 GNMA                                              07/20/25 to 09/20/26          6.750
             3,694 GNMA                                                    09/15/01                6.800
             7,590 GNMA                                              05/15/02 to 11/20/27          7.000
             2,606 GNMA                                                    06/16/26                7.040
             4,120 GNMA                                              11/20/21 to 12/20/27          7.125
             4,795 GNMA                                              01/20/18 to 02/20/27          7.375
             1,494 GNMA                                                    05/15/39                7.470
             1,298 GNMA                                              07/15/02 to 09/30/29          7.500
               533 GNMA                                              12/15/07 to 08/15/09          8.000
             4,282 GNMA                                                    04/15/19                8.250
             2,885 GNMA                                                    06/20/16                8.500
             3,601 GNMA                                                    08/15/09                9.000
               752 GNMA                                              06/15/11 to 02/15/16          11.000
             3,995 GNMA ARM                                                05/20/30                6.000
            22,000 GNMA I                                                  08/23/30                6.500
            10,000 GNMA I                                                  08/23/30                7.000
             6,000 GNMA II                                                 08/25/30                8.500
               998 GNMA II                                                 04/20/30                9.000
               332 GNMA II ARM                                       04/20/18 to 01/20/28          6.375
            24,483 GNMA II ARM                                       10/20/29 to 08/24/30          7.000
             1,500 GNMA II ARM                                             07/20/30                7.500
                72 GNMA Project Loan                                       10/15/40                7.000
               934 GNMA Project Loan                                       09/30/29                7.500
                 6 GNMA TBA                                                   TBA                  11.000
                   Total Government National Mortgage
                     Association Certificates (cost--$113,027,129)

                   FEDERAL HOME LOAN MORTGAGE CORPORATION
                     CERTIFICATES - 15.19%
             9,919 FHLMC                                             06/01/29 to 04/01/30          6.500
               220 FHLMC                                                   08/01/01                6.500
             6,442 FHLMC                                             08/01/25 to 03/01/30          7.000
             1,895 FHLMC                                                   09/01/04                7.000
               984 FHLMC                                                   05/01/21                7.450
               789 FHLMC                                             10/01/17 to 11/01/24          7.500
               876 FHLMC                                                   03/01/13                8.000
               283 FHLMC                                                   04/01/04                8.500
             5,801 FHLMC                                                   04/01/25                9.000
               537 FHLMC                                             06/01/04 to 12/01/05          10.500
             2,748 FHLMC                                                   01/01/16                11.000
             1,858 FHLMC ARM                                               01/01/30                5.930
             1,903 FHLMC ARM                                               01/01/28                6.350
             1,873 FHLMC ARM                                               12/01/29                6.468
               993 FHLMC ARM                                               10/01/29                6.907
             1,773 FHLMC ARM                                               07/01/24                7.742
             3,733 FHLMC ARM                                               04/01/29                7.907
             2,124 FHLMC CMT ARM                                           10/01/23                7.244
            23,000 FHLMC Gold TBA                                             TBA                  6.500
                   Total Federal Home Loan Mortgage Corporation
                     Certificates (cost--$66,610,643)

                   FEDERAL HOUSING ADMINISTRATION
                     CERTIFICATES - 4.10%
            18,662 FHA Project Notes                                 10/15/04 to 02/01/29      6.850 to 8.500
                   Total Federal Housing Administration
                     Certificates (cost--$18,802,998)

                   FEDERAL NATIONAL MORTGAGE ASSOCIATION
                     CERTIFICATES - 43.06%
            31,800 FNMA                                                    01/15/09                5.250
            11,266 FNMA                                              08/01/25 to 03/01/30          6.000
             9,183 FNMA                                                    04/01/25                6.500
             1,502 FNMA                                                    03/01/04                7.000
             5,347 FNMA                                              01/01/07 to 04/01/07          7.250
             2,012 FNMA                                              06/01/04 to 12/01/05          7.500
            40,200 FNMA                                              10/01/26 to 08/16/30          7.500
             1,573 FNMA                                              07/01/25 to 10/01/29          8.000
             4,596 FNMA                                                    01/01/16                8.500
             2,264 FNMA                                              11/01/02 to 09/01/27          8.500
             1,337 FNMA                                                    10/01/23                9.000
             1,087 FNMA                                              10/01/19 to 02/01/26          9.000
             1,836 FNMA ARM                                                02/01/30                6.276
             1,389 FNMA ARM                                                02/01/29                6.424
             1,862 FNMA ARM                                                12/01/27                6.629
             3,188 FNMA ARM                                                03/01/07                6.820
             4,961 FNMA ARM                                                07/01/09                7.249
             1,642 FNMA ARM                                                03/01/25                7.810
            38,500 FNMA TBA                                                   TBA                  6.500
            30,000 FNMA TBA                                                   TBA                  8.000
                   Total Federal National Mortgage Association
                     Certificates (cost--$191,164,238)

                   COLLATERALIZED MORTGAGE OBLIGATIONS - 19.40%
             1,028 FDIC REMIC Trust, 1996-C1, Class 1A                     05/25/26                6.750
               136 FHLMC GNMA REMIC, Series 23, Class KZ                   11/25/23                6.500
               413 FHLMC REMIC, Series 0159, Class H                       09/15/21                4.500
               550 FHLMC REMIC, Series 0185, Class E                       08/15/06                9.000
             3,102 FHLMC REMIC, Series 1003, Class H                       10/15/20                7.438++
             3,666 FHLMC REMIC, Series 1188, Class H                       12/15/20                7.500
             1,971 FHLMC REMIC, Series 1322, Class G                       02/15/07                7.500
               299 FHLMC REMIC, Series 1347, Class HC                      12/15/21                4.250
             2,280 FHLMC REMIC, Series 1361, Class D                       11/15/05                6.000
             1,106 FHLMC REMIC, Series 1502, Class PX                      04/15/23                7.000
                                                                                                                     PRO FORMA
                                                                                                                   COMBINED PACE
                                                                                                                    GOVERNMENT
     COMBINED                                                         PACE GOVERNMENT               PAINEWEBBER     SECURITIES
     PRINCIPAL                                                        SECURITIES FIXED            U.S. GOVERNMENT  FIXED INCOME
   AMOUNT (000)                                                      INCOME INVESTMENTS             INCOME FUND     INVESTMENTS
   ------------                                                      ------------------            ------------     ------------
                   U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 25.97%

            19,000 Federal Home Loan Bank                                  $          -            $ 18,973,020     $ 18,973,020
            18,915 FHLMC MTN                                                          -              17,665,721       17,665,721
            12,000 FNMA                                                               -              11,215,584       11,215,584
            30,230 United States Treasury Bonds(2)                                    -              39,574,427       39,574,427
            15,400 United States Treasury Bonds(2)                                    -              21,218,320       21,218,320
             4,839 U.S. Treasury Inflation Index Notes                        4,821,287                       -        4,821,287
                                                                     ------------------            ------------     ------------
                   Total U.S. Government and Agency Obligations
                     (cost - $120,765,228)                                    4,821,287             108,647,072      113,468,359
                                                                     ------------------            ------------     ------------

                   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
                     CERTIFICATES  - 25.66%
             4,466 GNMA                                                       4,490,751                       -        4,490,751
             3,694 GNMA                                                       3,686,108                       -        3,686,108
             7,590 GNMA                                                       7,557,891                       -        7,557,891
             2,606 GNMA                                                       2,585,051                       -        2,585,051
             4,120 GNMA                                                       4,134,598                       -        4,134,598
             4,795 GNMA                                                       4,817,913                       -        4,817,913
             1,494 GNMA                                                       1,474,303                       -        1,474,303
             1,298 GNMA                                                       1,299,879                       -        1,299,879
               533 GNMA                                                         542,741                       -          542,741
             4,282 GNMA                                                               -               4,347,290        4,347,290
             2,885 GNMA                                                       2,921,257                       -        2,921,257
             3,601 GNMA                                                               -               3,713,725        3,713,725
               752 GNMA                                                               -                 815,655          815,655
             3,995 GNMA ARM                                                   3,918,267                       -        3,918,267
            22,000 GNMA I                                                    21,793,750                       -       21,793,750
            10,000 GNMA I                                                     9,706,200                       -        9,706,200
             6,000 GNMA II                                                    6,093,750                       -        6,093,750
               998 GNMA II                                                    1,021,226                       -        1,021,226
               332 GNMA II ARM                                                  333,584                       -          333,584
            24,483 GNMA II ARM                                               24,428,510                       -       24,428,510
             1,500 GNMA II ARM                                                1,503,225                       -        1,503,225
                72 GNMA Project Loan                                             62,660                       -           62,660
               934 GNMA Project Loan                                            895,874                       -          895,874
                 6 GNMA TBA                                                           -                   7,044            7,044
                                                                     ------------------            ------------     ------------
                   Total Government National Mortgage
                     Association Certificates (cost--$113,027,129)          103,267,538               8,883,714      112,151,252
                                                                     ------------------            ------------     ------------

                   FEDERAL HOME LOAN MORTGAGE CORPORATION
                     CERTIFICATES - 15.19%
             9,919 FHLMC                                                              -               9,383,143        9,383,143
               220 FHLMC                                                        218,001                       -          218,001
             6,442 FHLMC                                                              -               6,230,729        6,230,729
             1,895 FHLMC                                                      1,878,253                       -        1,878,253
               984 FHLMC                                                        978,511                       -          978,511
               789 FHLMC                                                        783,984                       -          783,984
               876 FHLMC                                                        881,132                       -          881,132
               283 FHLMC                                                        283,982                       -          283,982
             5,801 FHLMC                                                              -               6,025,760        6,025,760
               537 FHLMC                                                              -                 567,359          567,359
             2,748 FHLMC                                                              -               2,943,044        2,943,044
             1,858 FHLMC ARM                                                  1,867,450                       -        1,867,450
             1,903 FHLMC ARM                                                  1,883,990                       -        1,883,990
             1,873 FHLMC ARM                                                  1,891,699                       -        1,891,699
               993 FHLMC ARM                                                    991,777                       -          991,777
             1,773 FHLMC ARM                                                  1,808,409                       -        1,808,409
             3,733 FHLMC ARM                                                  3,834,577                       -        3,834,577
             2,124 FHLMC CMT ARM                                                      -               2,178,578        2,178,578
            23,000 FHLMC Gold TBA                                                     -              21,742,176       21,742,176
                                                                     ------------------            ------------     ------------
                   Total Federal Home Loan Mortgage Corporation
                     Certificates (cost--$66,610,643)                        17,301,765              49,070,789       66,372,554
                                                                     ------------------            ------------     ------------

                   FEDERAL HOUSING ADMINISTRATION
                     CERTIFICATES - 4.10%
            18,662 FHA Project Notes                                         17,920,086                       -       17,920,086
                                                                     ------------------            ------------     ------------
                   Total Federal Housing Administration
                     Certificates (cost--$18,802,998)                        17,920,086                       -       17,920,086
                                                                     ------------------            ------------     ------------

                   FEDERAL NATIONAL MORTGAGE ASSOCIATION
                     CERTIFICATES - 43.06%
            31,800 FNMA                                                               -              28,008,359       28,008,359
            11,266 FNMA                                                               -              10,358,783       10,358,783
             9,183 FNMA                                                               -               8,877,052        8,877,052
             1,502 FNMA                                                       1,489,630                       -        1,489,630
             5,347 FNMA                                                       5,371,925                       -        5,371,925
             2,012 FNMA                                                               -               1,983,465        1,983,465
            40,200 FNMA                                                      39,626,000                       -       39,626,000
             1,573 FNMA                                                       1,586,188                       -        1,586,188
             4,596 FNMA                                                               -               4,689,317        4,689,317
             2,264 FNMA                                                       2,306,023                       -        2,306,023
             1,337 FNMA                                                               -               1,371,230        1,371,230
             1,087 FNMA                                                       1,121,721                       -        1,121,721
             1,836 FNMA ARM                                                   1,859,262                       -        1,859,262
             1,389 FNMA ARM                                                   1,405,656                       -        1,405,656
             1,862 FNMA ARM                                                   1,852,853                       -        1,852,853
             3,188 FNMA ARM                                                   3,201,042                       -        3,201,042
             4,961 FNMA ARM                                                   4,947,190                       -        4,947,190
             1,642 FNMA ARM                                                   1,680,984                       -        1,680,984
            38,500 FNMA TBA                                                           -              36,358,437       36,358,437
            30,000 FNMA TBA                                                  30,084,360                       -       30,084,360
                                                                     ------------------            ------------     ------------
                   Total Federal National Mortgage Association
                     Certificates (cost--$191,164,238)                       96,532,834              91,646,643      188,179,477
                                                                     ------------------            ------------     ------------

                   COLLATERALIZED MORTGAGE OBLIGATIONS - 19.40%
             1,028 FDIC REMIC Trust, 1996-C1, Class 1A                                -               1,022,827        1,022,827
               136 FHLMC GNMA REMIC, Series 23, Class KZ                        114,123                       -          114,123
               413 FHLMC REMIC, Series 0159, Class H                            379,392                       -          379,392
               550 FHLMC REMIC, Series 0185, Class E                            559,620                       -          559,620
             3,102 FHLMC REMIC, Series 1003, Class H                          2,117,058                       -        2,117,058
             3,666 FHLMC REMIC, Series 1188, Class H                          3,670,156                       -        3,670,156
             1,971 FHLMC REMIC, Series 1322, Class G                          1,979,886                       -        1,979,886
               299 FHLMC REMIC, Series 1347, Class HC                           276,467                       -          276,467
             2,280 FHLMC REMIC, Series 1361, Class D                          2,268,188                       -        2,268,188
             1,106 FHLMC REMIC, Series 1502, Class PX                           969,396                       -          969,396


                                                                                                                         PRO FORMA
                                                                                                                       COMBINED PACE
                                                                                                                         GOVERNMENT
     COMBINED                                                                        PACE GOVERNMENT      PAINEWEBBER    SECURITIES
     PRINCIPAL                                                 MATURITY  INTEREST    SECURITIES FIXED  U.S. GOVERNMENT  FIXED INCOME
   AMOUNT (000)                                                  DATES    RATES     INCOME INVESTMENTS   INCOME FUND     INVESTMENTS
   ------------                                                --------   -----     ------------------   -------------  -----------
       605 FHLMC REMIC, Series 1534, Class Z                   06/15/23   5.000              426,837             -         426,837
     1,630 FHLMC REMIC, Series 1542, Class Z                    7/15/23   7.000            1,446,932             -       1,446,932
        79 FHLMC REMIC, Series 1552, Class EA                  01/15/17   5.850               79,186             -          79,186
       179 FHLMC REMIC, Series 1573, Class PZ                  09/15/23   7.000              162,186             -         162,186
       255 FHLMC REMIC, Series 1640, Class F                   10/15/07   7.088++            254,690             -         254,690
       150 FHLMC REMIC, Series 1658, Class GZ                  01/15/24   7.000              135,893             -         135,893
       114 FHLMC REMIC, Series 1661, Class PE                  11/15/06   6.000              113,810             -         113,810
     1,000 FHLMC REMIC, Series 1694, Class Z                   03/15/24   6.500              868,568             -         868,568
       110 FHLMC REMIC, Series 1775, Class Z                   03/15/25   8.500              112,996             -         112,996
     3,085 FHLMC REMIC, Series 1869, Class J                   12/15/24   8.000            3,109,343             -       3,109,343
     1,313 FHLMC REMIC, Series 1933, Class ZA                  02/15/27   8.000            1,314,272             -       1,314,272
     3,071 FNMA REMIC, Series 1987-2, Class Z                  11/25/17   11.000                   -     3,284,870       3,284,870
     2,577 FNMA REMIC, Series 1998-7, Class Z                  04/25/18   9.250                    -     2,674,831       2,674,831
        89 FNMA REMIC, Trust 1992 - 074, Class Z               05/25/22   8.000               89,019             -          89,019
       165 FNMA REMIC, Trust 1992 - 129, Class L               07/25/22   6.000              144,528             -         144,528
     1,251 FNMA REMIC, Trust 1993 - 037, Class PX              03/25/23   7.000            1,122,227             -       1,122,227
       464 FNMA REMIC, Trust 1993 - 040, Class ZA              12/25/23   6.500              401,819             -         401,819
        47 FNMA REMIC, Trust 1993 - 162, Class C               08/25/23   3.000@              46,319             -          46,319
        45 FNMA REMIC, Trust 1993 - 240, Class Z               12/25/13   6.250               40,516             -          40,516
     1,187 FNMA REMIC, Trust 1993 - 250, Class DZ              12/25/23   7.000              992,139             -         992,139
        71 FNMA REMIC, Trust 1993 - 250, Class Z               12/25/23   7.000               65,975             -          65,975
        77 FNMA REMIC, Trust 1994- 027, Class CZ               02/25/24   6.500               66,515             -          66,515
       876 FNMA REMIC, Trust 1999- 003, Class CZ                2/25/14   6.000              716,987             -         716,987
       107 FNMA REMIC, Trust 1999- 043, Class AZ               08/25/29   7.000               92,220             -          92,220
     1,105 FNMA REMIC, Trust G92 - 040, Class ZC               07/25/22   7.000            1,077,759             -       1,077,759
       148 FNMA REMIC, Trust G94 - 006, Class PJ               05/17/24   8.000              150,586             -         150,586
       919 GNMA REMIC, Trust Series 2000 - 009, Class FH       02/16/30   7.126++            922,361             -         922,361
       100 Bank of America Mortgage Securities Series
             1999 - 5, Class A-22                              05/25/29   6.500               90,863             -          90,863
       450 Bank of America Mortgage Securities Series
             1999 - 8, Class A-12                              08/25/29   6.750              416,812             -         416,812
       207 Bear Stearns Mortgage Securities Inc. Series
             1993 - 8, Class A-5                               08/25/24   6.350              206,163             -         206,163
     2,379 Bear Stearns Mortgage Securities Inc. Series
             1996 - 4, Class AI-1                              09/25/27   8.125            2,401,504             -       2,401,504
     1,750 Chase Mortgage Finance Corp. Series 1998,
             Class IA-8                                        08/25/28   6.750            1,536,743             -       1,536,743
     1,145 CS First Boston Mortgage Securities Corp.,
             Series 1997-2, Class A t                          06/01/20   7.500                    -     1,134,562       1,134,562
     5,000 CS First Boston Mortgage Securities Corp.,
             Series 1998-C2, Class A2                          11/15/08   6.300                    -     4,624,118       4,624,118
     1,000 Countrywide Home Loan Inc.                          06/15/04   6.850              975,880             -         975,880
     1,500 CWMBS Inc. Series 1998 - 13, Class A3               12/25/28   6.500            1,337,805             -       1,337,805
     1,500 CWMBS Inc. Series 1998 - 15, Class A8               10/25/28   6.750            1,300,505             -       1,300,505
     3,586 DLJ Commercial Mortgage Corporation Series
             1998-CF2, Class A1A                               11/12/31   5.880                    -     3,381,526       3,381,526
     3,382 Farmer Mac. Series 2002 - Class AA1                 04/25/01   7.721            3,380,077             -       3,380,077
       530 Green Tree Financial Corp Series 1998, Class 2      11/01/16   6.240              519,956             -         519,956
       686 Headlands Mortgage Security Inc. REMIC Series
             1997 - 1, Class A, II                             03/15/12   7.750              689,249             -         689,249
       489 Headlands Mortgage Security Inc. REMIC Series
             1997 - 2, Class A, II                             05/25/12   7.750              490,697             -         490,697
       383 Headlands Mortgage Security Inc. REMIC Series
             1997 - 4, Class A, II                             11/25/12   7.250              380,330             -         380,330
     1,500 Headlands Mortgage Security Inc. REMIC Series
             1998 - 1, Class A, III                            11/25/28   6.500            1,368,570             -       1,368,570
     6,346 LB Commercial Conduit Mortgage Trust, Series
             1998-C4, Class A1A                                08/15/06   5.870                    -     6,042,498       6,042,498
       703 Merrill Lynch Mortgage Investors, Inc. Series
             1999, Class H1                                    03/20/17   6.210++            698,216             -         698,216
     3,086 Morgan Stanley Capital I, Series 1997-ALIC,
             Class A1B                                         11/15/02   6.440                    -     3,044,907       3,044,907
     4,289 Morgan Stanley Capital I, Series 1997-WF1,
             Class A1 144A                                     10/15/06   6.830                    -     4,236,486       4,236,486
     1,610 Morgan Stanley Capital Inc. Series 1998 - HF1,
             Class A1                                          01/15/07   6.190++          1,557,497             -       1,557,497
     4,935 Mortgage Capital Funding, Inc., Series 1998-MCI,
             Class A2                                          01/18/08   6.663                    -     4,703,302       4,703,302
     1,639 PNC Mortgage Securities Corp. Series 1998 - 5,
             Class 2A5                                         11/25/28   6.750            1,526,259             -       1,526,259
     2,500 PNC Mortgage Securities Corp. Series 1999 - 5,
             Class 2A5                                         07/25/29   6.750            2,322,625             -       2,322,625
       436 Prudential Home Mortgage REMIC 1993 - 29,
             Class A8                                          08/25/08   6.750              423,257             -         423,257
        10 Residential Funding Mortgage Securities Inc.
             Series 1993 - S15, Class A9                       04/25/08   7.721++             92,763             -          92,763
     1,500 Residential Funding Mortgage Securities Inc.
             Series 1998 - S12, Class A6                       05/25/28   6.750            1,359,461             -       1,359,461
     1,428 Residential Funding Mortgage Securities Inc.
             Series 1998 - S20, Class A19                      09/25/28   6.750              267,777             -         267,777
       990 Small Business Administration Series 1995 - 10,
             Class I                                           03/01/05   7.750              994,061             -         994,061
                                                                                    ----------------   -----------      ----------
           Total Collateralized Mortgage Obligations
             (cost--$88,556,838)                                                          50,625,039    34,149,927      84,774,966
                                                                                    ----------------   -----------      ----------

           ASSET BACKED SECURITIES - 1.26%
       863 Beneficial Home Equity Loan Trust                   04/28/26   6.945++            862,514             -         862,514
     2,000 Conseco Finance Home Loan Trust                     06/15/24   9.520            2,003,480             -       2,003,480
       688 Student Loan Marketing Association Series
            1996 - 2, Class A1                                 10/25/04   6.581              686,863             -         686,863
     2,000 Student Loan Trust                                  10/27/25   6.740            1,939,960             -       1,939,960
                                                                                    ----------------   -----------      ----------
           Total Asset Backed Securities (cost - $5,486,505)                               5,492,817             -       5,492,817
                                                                                    ----------------   -----------      ----------

           STRIPPED MORTGAGE-BACKED SECURITIES - 2.85%
       815 FHLMC REMIC Series 0013, Class B(1)+++              06/25/23   7.000              466,384             -         466,384
       772 FHLMC REMIC Series 1554, Class I(1)+++              08/15/08   6.500*              66,078             -          66,078
     5,000 FHLMC REMIC Series 1627, Class PN(1)+++             09/15/22   6.000            1,055,866             -       1,055,866
     1,613 FHLMC REMIC Series 1993 - 138, Class CL(1)+++       11/25/22   7.000              334,878             -         334,878
     4,854 FHLMC REMIC Series 2059, Class PI(1)+++             07/15/26   6.500            1,112,681             -       1,112,681
     9,033 FHLMC REMIC Series 2080, Class VK(1)+++             09/15/05   6.500            1,361,748             -       1,361,748
     1,000 FHLMC REMIC Series 2110, Class PT(1)+++             07/15/23   6.000              306,780             -         306,780
       941 FHLMC REMIC Series 2136, Class GD(1)+++             03/15/29   7.000              207,923             -         207,923
     3,818 FHLMC REMIC, Series 2178, Class PI(1)+++            08/15/29   7.500              886,047             -         886,047
         6 FNMA REMIC Trust 1992 - 142, Class KB(1)+++         08/25/07   11.977             164,618             -         164,618
         7 FNMA REMIC Trust 1992 - 157, Class JA(1)+++         09/25/07   10.146             166,283             -         166,283
       616 FNMA REMIC Trust 1992 - 207, Class U(1)+++          10/25/07   7.500              111,156             -         111,156
     2,926 FNMA REMIC Trust 1993 - 116, Class H(1)+++          07/25/22   7.000              514,564             -         514,564
       186 FNMA REMIC Trust 1993 - 161, Class GC(1)+++         02/25/23   .010*              126,760             -         126,760
       794 FNMA REMIC Trust 1994 - 007, Class PK(1)+++         05/25/08   6.500*              40,883             -          40,883
     1,184 FNMA REMIC Trust 1994 - 030, Class IA(1)+++         11/25/22   6.500*             141,378             -         141,378
     7,119 FNMA REMIC Trust 1998 - 013, Class PI(1)+++         07/18/19   7.000              729,469             -         729,469
     3,301 FNMA REMIC Trust 1998 - 024, Class OK(1)            11/18/21   7.000              433,157             -         433,157
     1,388 FNMA REMIC Trust 1998 - 044, Class IG(1)+++         07/18/16   6.500              208,041             -         208,041
     6,705 GNMA REMIC Trust Series 1998 - 001, Class
             PG(1)+++                                          07/20/24   7.000            1,063,625             -       1,063,625
     4,424 Chase Mortgage Finance Corp. Series 1998 - S2,
             Class A4(1)+++                                    07/25/28   6.750              536,410             -         536,410
    16,000 Conseco Finance Securitizations(1)+++               12/15/29   7.000            1,015,000             -       1,015,000
    15,096 CWMBS Inc. Series 1998 - 14, Class A2(1)+++         12/25/13   0.500*             207,564             -         207,564
     1,500 Firstplus Home Loan Owner Trust Series 1998 - 5,
             Class A1(1)+++                                    10/10/00   6.000*              14,297             -          14,297
     1,410 Prudential Home Mortgage REMIC 1993 - 54,
             Class A19(1)**                                    01/25/24   6.500            1,188,280             -       1,188,280
                                                                                    ----------------   -----------      ----------
           Total Stripped Mortgage-Backed Securities
             (cost--$11,212,501)                                                          12,459,870             -      12,459,870
                                                                                    ----------------   -----------      ----------

           CORPORATE OBLIGATIONS - 0.69%
     2,000 Lehman Brothers Holdings Inc. MTN                   04/02/02   7.678            2,007,542             -       2,007,542
     1,000 Morgan Stanley Dean Witter                          01/28/02   6.837@           1,000,699             -       1,000,699
                                                                                    ----------------   -----------      ----------
           Total Corporate Obligations (cost--$3,006,152)                                  3,008,241             -       3,008,241
                                                                                    ----------------   -----------      ----------

           COMMERCIAL PAPER - 0.16%
       700 Dominion Resources MTN                              01/26/01   7.026              699,915             -         699,915
                                                                                    ----------------   -----------      ----------

                                                                                                                         PRO FORMA
                                                                                                                       COMBINED PACE
                                                                                                                         GOVERNMENT
     COMBINED                                                                        PACE GOVERNMENT      PAINEWEBBER    SECURITIES
     PRINCIPAL                                                 MATURITY  INTEREST    SECURITIES FIXED  U.S. GOVERNMENT  FIXED INCOME
   AMOUNT (000)                                                  DATES    RATES     INCOME INVESTMENTS   INCOME FUND     INVESTMENTS
   ------------                                                  -----    -----     ------------------   -----------     -----------
        SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.02%
    105 U.S. Treasury Notes                                    08/31/00   5.125               104,869              -         104,869
                                                                                    -----------------    -----------      ----------
                                                                                                                         PRO FORMA
                                                                                                                       COMBINED PACE
                                                                                                                         GOVERNMENT
     COMBINED                                                                        PACE GOVERNMENT      PAINEWEBBER    SECURITIES
    NUMBER OF                                                                        SECURITIES FIXED  U.S. GOVERNMENT  FIXED INCOME
     SHARES                                                                         INCOME INVESTMENTS   INCOME FUND     INVESTMENTS
   ------------                                                                     ------------------   -----------     -----------
           MUTUAL FUNDS - 4.80%
    14,703 MH Money Market Fund LLC                                                                 -     14,702,955     14,702,955
        84 Scudder Institutional Fund                                                               -         84,180         84,180
     6,186 AIM Liquid Assets Portfolio                                                              -      6,186,116      6,186,116
                                                                                    -----------------    -----------     -----------
           Total Mutual Funds (cost - $20,973,251)                                                  -     20,973,251     20,973,251
                                                                                    -----------------    -----------     -----------
                                                                                                                         PRO FORMA
                                                                                                                       COMBINED PACE
                                                                                                                         GOVERNMENT
     COMBINED                                                                        PACE GOVERNMENT      PAINEWEBBER    SECURITIES
     PRINCIPAL                                                 MATURITY  INTEREST    SECURITIES FIXED  U.S. GOVERNMENT  FIXED INCOME
   AMOUNT (000)                                                  DATES    RATES     INCOME INVESTMENTS   INCOME FUND     INVESTMENTS
   ------------                                                  -----    -----     ------------------   -----------     -----------
            REPURCHASE AGREEMENTS - 4.09%
    $ 1,767 Repurchase Agreement dated 7/31/00 with SG
               Warburg collateralized by $1,344,000 U.S.
               Treasury Bond, 8.750% due 08/15/20
               (value--$1,802,640) proceeds: $1,767,319        08/01/00   6.500%                  -        1,767,000      1,767,000
     16,093 Repurchase Agreement dated 07/31/00 with State
               Street Bank & Trust Co., collateralized by
               $11,995,000 U.S. Treasury Bond, 8.750% due
               08/15/20 (value--$16,418,156) proceeds:
               $16,095,347                                     08/01/00   5.250          16,093,000                -     16,093,000
                                                                                    ---------------      -----------     ----------
            Total Repurchase Agreements (cost - $17,860,000)                             16,093,000        1,767,000     17,860,000
                                                                                    ---------------      -----------     ----------

            Total Investments (cost--$658,270,319) - 147.25%                            328,327,261      315,138,396    643,465,657
            Liabilities in excess of other assets - (47.25)%                           (129,409,240)     (77,053,677)  (206,462,917)
                                                                                    ---------------    -------------  -------------
            Net Assets--100.00%                                                       $ 198,918,021    $ 238,084,719  $ 437,002,740
                                                                                    ===============    =============  =============
                                                                                                                   PRO FORMA
                                                                                                                  COMBINED PACE
                                                                                                                    GOVERNMENT
     COMBINED                                                                  PACE GOVERNMENT      PAINEWEBBER    SECURITIES
    NUMBER OF                                         STRIKE    EXPIRATION     SECURITIES FIXED  U.S. GOVERNMENT  FIXED INCOME
    CONTRACTS                                          PRICE      DATES       INCOME INVESTMENTS   INCOME FUND     INVESTMENTS
   ------------                                       ------      -----       ------------------   -----------     -----------
        WRITTEN OPTIONS(1)
    300 Federal National Mortgage Association Calls   $ 123.75 September 2000           $ 77,700          $ -        $ 77,700
                                                                                 ===============   ===========       ========


----------
++ Floating rate securities. The interest rates shown are the current rates as of July 31, 2000.
*         Rate reflects annualized yield at date of purchase.
** Principal Only Security. This security entitles the holder to receive principal payments from an underlying pool of mortgages. High prepayments return principal faster than expected and cause the yield to increase. Low prepayments return principal more slowly than expected and cause the yield to decrease.
+++ Interest Only Security. This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.
+         Estimated yield to maturity at July 31, 2000.
@         Interest rate shown is discount rate at date of purchase.
(1)       Illiquid securities representing 2.85% of net assets.
ARM Adjustable Rate Mortgage--The interest rates shown are the current rates as of July 31, 2000.
CMT       Constant Maturity Treasury.
MTN       Medium Term Note.
REMIC     Real Estate Mortgage Investment Conduit.
TBA (To Be Assigned) Securities are purchased on a forward commitment with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.


            See accompanying notes to pro forma financial statements.

PACE Government Securities Fixed Income Investments
PaineWebber U.S. Government Income Fund
Notes to PRO FORMA Financial Statements
For the year ended July 31, 2000 (unaudited)

Basis of Presentation:

Subject to the approval of the Agreement and Plan of Reorganization and Termination ("Plan") by the shareholders of PaineWebber U.S. Government Income Fund ("U.S. Government Income"), PACE Government Securities Fixed Income Investments ("Government Securities") would acquire the assets of U.S. Government Income in exchange solely for the assumption by Government Securities of U.S. Government Income's assets and stated liabilities and shares of Government Securities that correspond to the outstanding shares of U.S. Government Income. The number of shares to be received would be based on the relative net asset value of Government Securities' shares on the effective date of the Plan and U.S. Government Income will be terminated as soon as practicable thereafter.

The PRO FORMA financial statements reflect the financial position of Government Securities and U.S. Government Income at July 31, 2000 and the combined results of operations of Government Securities and U.S. Government Income (each a "Fund" and, together, the "Funds") for the year ended July 31, 2000.

As a result of the Plan, the investment management and administration fee will increase due to the higher fee schedule, net of waivers, of Government Securities. However, after anticipated savings in other expenses of the Fund (due to the elimination of duplicative expenses) and the management fee waiver/expense reimbursement, shareholders of U.S. Government Income will not experience an increase in total expenses. U.S. Government Income currently pays Rule 12b-1 distribution or service fees; as of July 31, 2000, Government Securities does not. In addition, the PRO FORMA statement of assets and liabilities has not been adjusted as a result of the proposed transaction because such adjustment would not be material. The costs of approximately $197,000 associated with the Reorganization will be paid by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated (a wholly owned indirect subsidiary of UBS AG), so that each Fund bears no expenses in connection with the Reorganization. These costs are not included in the PRO FORMA statement of operations.

The PRO FORMA financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred on August 1, 1999. The PRO FORMA financial statements should be read in conjunction with the historical financial statements of the constituent Funds included in or incorporated by reference in the applicable statement of additional information.

Significant Accounting Policies:

The Funds' financial statements are prepared in accordance with generally accepted accounting principles that require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. The following is a summary of significant accounting policies followed by the Funds.

VALUATION OF INVESTMENTS - Each Fund calculates its net asset value based on the current market value for its portfolio securities. Each Fund normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by each Fund's sub-adviser. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith or under the direction of the Fund's board of trustees (the "board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the board determines that this does not represent fair value.

PACE GOVERNMENT SECURITIES FIXED INCOME INVESTMENTS
PAINEWEBBER U.S. GOVERNMENT INCOME FUND
PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED JULY 31, 2000 (UNAUDITED)

                                                                        PACE GOVERNMENT           PW U.S.        PW LOW DURATION
                                                                        SECURITIES FIXED        GOVERNMENT       U.S. GOVERNMENT
                                                                       INCOME INVESTMENTS       INCOME FUND        INCOME FUND
                                                                       ------------------      -------------     ---------------
ASSETS
Investments in securities, at value (cost - $330,884,058,
  $327,386,261, $209,625,314 and $867,895,633, respectively)              $ 328,327,261        $ 315,138,396     $ 208,997,696
Investment of cash collateral for securities loaned
  (cost - $0, $24,520,750, $0 and $24,520,750, respectively)                        -             24,520,750               -
Cash                                                                                -                    502               -
Receivable for investments sold                                                   3,260                  -             467,063
Receivable for shares of beneficial interest sold                               110,435                  161               381
Dividends and interest receivable                                             1,633,542            3,387,309         1,309,501
Deferred organizational expenses                                                  1,025                  -                 -
Other assets                                                                     32,713               31,332            19,591
                                                                          -------------        -------------     -------------
Total assets                                                                330,108,236          343,078,450       210,794,232
                                                                          -------------        -------------     -------------
LIABILITIES
Payable for cash collateral for securities loaned                                   -             24,520,750               -
Payable for investments purchased                                           130,699,989           79,182,313        48,800,072
Payable for shares of beneficial interest repurchased                           103,565              535,616           434,226
Unrealized depreciation of forward foreign currency contracts                       -                    -                 214
Outstanding options written, at value                                            77,700                  -                 -
Variation margin payable                                                            -                 90,013               -
Payable to affiliates                                                           114,807              122,437            64,290
Payable to custodian                                                             82,526                  -                 -
Accrued expenses and other liabilities                                          111,628              542,602           410,824
                                                                          -------------        -------------     -------------
Total liabilities                                                           131,190,215          104,993,731        49,709,626
                                                                          -------------        -------------     -------------
NET ASSETS

Beneficial interest shares of $0.001 par value outstanding -
   16,458,856, 28,113,730, 70,382,925 and 49,486,887, respectively          203,803,263          344,066,767       282,773,545
Accumulated undistributed (distributions in excess of) net investment         1,181,552             (169,608)          (42,695)
  income (loss)
Accumulated net realized losses from investment transactions                 (3,516,672)         (92,151,808)     (121,018,626)
Net unrealized depreciation of investments                                   (2,550,122)         (13,660,632)         (627,618)
                                                                          -------------        -------------     -------------
Net assets applicable to shares outstanding                               $ 198,918,021        $ 238,084,719     $ 161,084,606
                                                                          =============        =============     =============
  CLASS P:
Net assets                                                                $ 198,918,021        $         -       $         -
                                                                          -------------        -------------     -------------
Shares outstanding                                                           16,458,856                  -                 -
                                                                          -------------        -------------     -------------
Net asset value and offering price per share                              $       12.09        $         -       $         -
                                                                          =============        =============     =============
  CLASS A:
Net assets                                                                $         -          $ 205,845,006     $ 106,542,467
                                                                          -------------        -------------     -------------
Shares outstanding                                                                  -             24,304,537        46,534,977
                                                                          -------------        -------------     -------------
Net asset and redemption value per share                                  $         -          $        8.47     $        2.29
                                                                          =============        =============     =============
Maximum offering price per share (net asset value plus sales charge
  of 0%, 4%, 3%, and 4%, respectively, of offering price)                 $         -          $        8.82     $        2.36
                                                                          =============        =============     =============
  CLASS B:
Net assets                                                                $         -          $   7,515,198     $   4,095,236
                                                                          -------------        -------------     -------------
Shares outstanding                                                                  -                887,146         1,791,501
                                                                          -------------        -------------     -------------
Net asset value and offering price per share                              $         -          $        8.47     $        2.29
                                                                          =============        =============     =============
  CLASS C:
Net assets                                                                $         -          $  15,913,817     $  49,588,743
                                                                          -------------        -------------     -------------
Shares outstanding                                                                  -              1,880,778        21,682,285
                                                                          -------------        -------------     -------------
Net asset value and offering price per share                              $         -          $        8.46     $        2.29
                                                                          =============        =============     =============
  CLASS Y:
Net assets                                                                $         -          $   8,810,698     $     858,162
                                                                          -------------        -------------     -------------
Shares outstanding                                                                  -              1,041,269           374,162
                                                                          -------------        -------------     -------------
Net asset value and offering price per share                              $         -          $        8.46     $        2.29
                                                                          =============        =============     =============

                                                                                                PRO FORMA
                                                                                                COMBINED
                                                                                             PACE GOVERNMENT
                                                                                                SECURITIES
                                                                                               FIXED INCOME
                                                                          ADJUSTMENTS           INVESTMENTS
                                                                          -------------      ---------------
ASSETS
Investments in securities, at value (cost - $330,884,058,
  $327,386,261, $209,625,314 and $867,895,633, respectively)              $         -          $ 852,463,353
Investment of cash collateral for securities loaned
  (cost - $0, $24,520,750, $0 and $24,520,750, respectively)                        -             24,520,750
Cash                                                                                -                    502
Receivable for investments sold                                                     -                470,323
Receivable for shares of beneficial interest sold                                   -                110,977
Dividends and interest receivable                                                   -              6,330,352
Deferred organizational expenses                                                    -                  1,025
Other assets                                                                        -                 83,636
                                                                          -------------        -------------
Total assets                                                                        -            883,980,918
                                                                          -------------        -------------
LIABILITIES
Payable for cash collateral for securities loaned                                   -             24,520,750
Payable for investments purchased                                                   -            258,682,374
Payable for shares of beneficial interest repurchased                               -              1,073,407
Unrealized depreciation of forward foreign currency contracts                       -                    214
Outstanding options written, at value                                               -                 77,700
Variation margin payable                                                            -                 90,013
Payable to affiliates                                                               -                301,534
Payable to custodian                                                                -                 82,526
Accrued expenses and other liabilities                                              -              1,065,054
                                                                          -------------        -------------
Total liabilities                                                                   -            285,893,572
                                                                          -------------        -------------
NET ASSETS

Beneficial interest shares of $0.001 par value outstanding -
   16,458,856, 28,113,730, 70,382,925 and 49,486,887, respectively                  -            830,643,575
Accumulated undistributed (distributions in excess of) net investment               -                969,249
  income (loss)
Accumulated net realized losses from investment transactions                        -           (216,687,106)
Net unrealized depreciation of investments                                          -            (16,838,372)
                                                                          -------------        -------------
Net assets applicable to shares outstanding                               $         -          $ 598,087,346
                                                                          =============        =============
  CLASS P:
Net assets                                                                $         -          $ 198,918,021
                                                                          -------------        -------------
Shares outstanding                                                                  -             16,458,856
                                                                          -------------        -------------
Net asset value and offering price per share                              $         -          $       12.09
                                                                          =============        =============
  CLASS A:
Net assets                                                                $         -          $ 312,387,473
                                                                          -------------        -------------
Shares outstanding                                                        (44,991,979)            25,847,535
                                                                          -------------        -------------
Net asset and redemption value per share                                  $         -          $       12.09
                                                                          =============        =============
Maximum offering price per share (net asset value plus sales charge
  of 0%, 4%, 3%, and 4%, respectively, of offering price)                 $         -          $       12.59
                                                                          =============        =============
  CLASS B:
Net assets                                                                $         -          $  11,610,434
                                                                          -------------        -------------
Shares outstanding                                                         (1,717,978)               960,669
                                                                          -------------        -------------
Net asset value and offering price per share                              $         -          $       12.09
                                                                          =============        =============
  CLASS C:
Net assets                                                                $         -          $  65,502,560
                                                                          -------------        -------------
Shares outstanding                                                        (18,143,256)             5,419,807
                                                                          -------------        -------------
Net asset value and offering price per share                              $         -          $       12.09
                                                                          =============        =============
  CLASS Y:
Net assets                                                                $         -          $   9,668,860
                                                                          -------------        -------------
Shares outstanding                                                           (615,411)               800,020
                                                                          -------------        -------------
Net asset value and offering price per share                              $         -          $       12.09
                                                                          =============        =============


             See accompanying notes to pro forma financial statements

PACE GOVERNMENT SECURITIES FIXED INCOME INVESTMENTS
PAINEWEBBER U.S. GOVERNMENT INCOME FUND
PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND
PRO FORMA STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2000 (UNAUDITED)

                                                                                                                    PRO FORMA
                                                                                                                     COMBINED
                                                                                                                 PACE GOVERNMENT
                                                PACE GOVERNMENT        PW U.S.   PW LOW DURATION                     SECURITIES
                                               SECURITIES FIXED     GOVERNMENT  U.S. GOVERNMENT                    FIXED INCOME
                                              INCOME INVESTMENTS    INCOME FUND   INCOME FUND    ADJUSTMENTS        INVESTMENTS
                                              ------------------  ------------- --------------- -------------     ---------------
INVESTMENT INCOME:
  Interest (net of foreign withholding
    taxes, if any)                              $  13,773,465    $  18,447,280   $   9,574,775  $           -      $  32,220,745
                                                -------------    -------------   -------------  -------------      -------------
                                                   13,773,465       18,447,280       9,574,775              -         32,220,745
                                                -------------    -------------   -------------  -------------      -------------
EXPENSES:
  Investment advisory and administration            1,380,076        1,315,199         747,990        825,276 (a)      3,520,551
  Shareholder distribution and servicing fees               -          807,378         700,716              -            807,378
  Transfer agency fees and expenses                    87,822          290,678         131,654              -            378,500
  Reports and notices to shareholders                  37,193           27,300          23,790        (40,872)(b)         23,621
  Legal and audit                                      67,927           53,190          73,248       (126,438)(b)         (5,321)
  Trustees' fees                                       26,250           13,500          13,500        (27,000)(b)         12,750
  Federal and state registration fees                   8,935           35,540          37,812        (58,681)(b)        (14,206)
  Amortization of organizational expenses              18,980                -               -              -             18,980
  Custody and accounting                              120,092          131,520          74,799              -            251,612
  Interest expense                                     39,447                -               -              -             39,447
  Other expenses                                       12,333           55,198          27,839              -             67,531
                                                -------------    -------------   -------------  -------------      -------------
                                                    1,799,055        2,729,503       1,831,348        572,285          5,100,843
  Less: fee waivers and reimbursements from
    investment adviser                                (83,618)         (19,401)              -       (792,729)(c)       (895,748)
                                                -------------    -------------   -------------  -------------      -------------
  Net expenses                                      1,715,437        2,710,102       1,831,348       (220,444)         4,205,095
                                                -------------    -------------   -------------  -------------      -------------
  Net investment income                            12,058,028       15,737,178       7,743,427        220,444         28,015,650
                                                -------------    -------------   -------------  -------------      -------------
REALIZED AND UNREALIZED GAINS (LOSSES) FROM
INVESTMENT ACTIVITIES:
  Net realized gains (losses) from
    investment transactions                            15,206       (1,445,402)     (2,386,961)             -         (1,430,196)
  Net change in unrealized appreciation
   (depreciation) of investments                      114,103      (14,764,732)        445,962              -        (14,650,629)
                                                -------------    -------------   -------------  -------------      -------------
  Net realized and unrealized gains
   (losses) from investment activities                129,309      (16,210,134)     (1,940,999)             -        (16,080,825)
                                                -------------    -------------   -------------  -------------      -------------
  Net increase (decrease) in net assets
    resulting from operations                   $  12,187,337    $    (472,956)  $   5,802,428  $     220,444      $  11,934,825
                                                =============    =============   =============  =============      =============

(a) Reflects increase in fees resulting from the higher fee schedule, before waivers, of PACE Government Securities Fixed Income Investments.
(b) Reflects the anticipated savings of the merger.
(c) Reflects decrease in fees resulting from the lower fee schedule, net of waivers, of PACE Government Securities Fixed Income Investments.


             See accompanying notes to pro forma financial statements

PACE GOVERNMENT SECURITIES FIXED INCOME INVESTMENTS
PAINEWEBBER U.S. GOVERNMENT INCOME FUND
PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND
PRO FORMA PORTFOLIO OF INVESTMENTS
FOR THE YEAR ENDED JULY 31, 2000 (UNAUDITED)

                                                                                                                         PRO FORMA
                                                                                                                          COMBINED
                                                                                 PACE                                       PACE
                                                                              GOVERNMENT                                 GOVERNMENT
                                                                                 FIXED      PAINEWEBBER      PW LOW      SECURITIES
  COMBINED                                                                     SECURITIES       U.S.        DURATION       FIXED
  PRINCIPAL                                    MATURITY           INTEREST       INCOME     GOVERNMENT   U.S. GOVERNMENT   INCOME
 AMOUNT (000)                                    DATES             RATES       INVESTMENTS   INCOME FUND   INCOME FUND   INVESTMENTS
-------------                             ------------------   --------------- -----------  ------------ --------------- -----------
         U.S. GOVERNMENT AND AGENCY
         OBLIGATIONS - 21.17%
$19,000 Federal Home Loan Bank                 08/09/00            6.390%      $         -  $ 18,973,020  $          -  $ 18,973,020
 18,915 FHLMC MTN                              03/18/08            6.220                 -    17,665,721                  17,665,721
 12,000 FNMA                                   04/29/09            6.500                 -    11,215,584                  11,215,584
 30,230 United States Treasury Bonds(2)  08/15/13 to 08/15/21  8.125 to 12.000           -    39,574,427                  39,574,427
 15,400 United States Treasury Bonds(2)        11/15/14           11.750                 -    21,218,320                  21,218,320
 17,852 U.S. Treasury Inflation Index Notes    07/15/02            3.625%        4,821,287             -    12,963,906    17,785,193
    155 U.S. Treasury Notes                    08/31/00            5.125                 -             -       154,806       154,806
        Total U.S. Government and Agency                                       -----------  ------------  ------------  ------------
        Obligations (cost - $133,799,631)                                        4,821,287   108,647,072    13,118,712   126,587,071
                                                                               -----------  ------------  ------------  ------------


        GOVERNMENT NATIONAL MORTGAGE
        ASSOCIATION CERTIFICATES - 37.77%
  2,996 GNMA                                   05/20/30            6.000                 -             -     2,938,992     2,938,992
 11,708 GNMA                             06/20/22 to 04/20/27      6.375                 -             -    11,743,262    11,743,262
  5,001 GNMA                                   07/15/30            6.500                 -             -     4,952,545     4,952,545
  6,479 GNMA                             07/20/17 to 08/20/27      6.750                 -             -     6,508,342     6,508,342
  4,466 GNMA                             07/20/25 to 09/20/26      6.750         4,490,751             -             -     4,490,751
  3,694 GNMA                                   09/15/01            6.800         3,686,108             -             -     3,686,108
  7,590 GNMA                             05/15/02 to 11/20/27      7.000         7,557,891             -             -     7,557,891
  2,606 GNMA                                   06/16/26            7.040+        2,585,051             -             -     2,585,051
  1,105 GNMA                                   11/20/22            7.125                 -             -     1,111,333     1,111,333
  4,120 GNMA                             11/20/21 to 12/20/27      7.125         4,134,598             -             -     4,134,598
  4,795 GNMA                             01/20/18 to 02/20/27      7.375         4,817,913             -             -     4,817,913
  8,523 GNMA                             03/20/23 to 02/20/28      7.375                 -             -     8,565,823     8,565,823
  1,494 GNMA                                   05/15/39            7.470         1,474,303             -             -     1,474,303
  2,947 GNMA                                   06/20/30            7.500                 -             -     2,956,641     2,956,641
  1,298 GNMA                             07/15/02 to 09/30/29      7.500         1,299,879             -             -     1,299,879
     76 GNMA                                   02/15/23            8.000                 -             -        76,905        76,905
    533 GNMA                             12/15/07 to 08/15/09      8.000           542,741             -             -       542,741
  4,282 GNMA                                   04/15/19            8.250                 -     4,347,290             -     4,347,290
  2,885 GNMA                                   06/20/16            8.500         2,921,257             -             -     2,921,257
    996 GNMA                                   06/20/30            9.000                 -             -     1,019,237     1,019,237
  3,601 GNMA                                   08/15/09            9.000                 -     3,713,725             -     3,713,725
  3,745 GNMA                             01/15/16 to 09/15/20     10.500                 -             -     4,023,275     4,023,275
    752 GNMA                             06/15/11 to 02/15/16     11.000                 -       815,655             -       815,655
  2,217 GNMA                             03/15/10 to 05/15/19     11.500                 -             -     2,429,929     2,429,929
  3,995 GNMA ARM                               05/20/30            6.000         3,918,267             -             -     3,918,267
 22,000 GNMA I                                 08/23/30            6.500        21,793,750             -             -    21,793,750
 10,000 GNMA I                                 08/23/30            7.000         9,706,200             -             -     9,706,200
  5,000 GNMA II                                04/20/30            6.500                 -             -     4,956,667     4,956,667
  1,799 GNMA II                          07/20/27 to 04/20/30      6.750                 -             -     1,779,977     1,779,977
 21,911 GNMA II                          05/20/30 to 07/20/30      7.000                 -             -    21,831,073    21,831,073
    480 GNMA II                                01/20/28            7.375                 -             -       481,218       481,218
  1,500 GNMA II                                07/20/30            7.500                 -             -     1,503,225     1,503,225
  6,000 GNMA II                                08/25/30            8.500         6,093,750             -             -     6,093,750
  2,998 GNMA II                          04/20/30 to 07/20/30      9.000                 -             -     3,067,486     3,067,486
    998 GNMA II                                04/20/30            9.000         1,021,226             -             -     1,021,226
  4,763 GNMA II ARM                            04/20/26            6.375                 -             -     4,773,516     4,773,516
    332 GNMA II ARM                      04/20/18 to 01/20/28      6.375           333,584             -             -       333,584
 24,483 GNMA II ARM                      10/20/29 to 08/24/30      7.000        24,428,510             -             -    24,428,510
  1,034 GNMA II ARM                            01/20/18            7.375                 -             -     1,040,990     1,040,990
  1,500 GNMA II ARM                            07/20/30            7.500         1,503,225             -             -     1,503,225
 20,000 GNMA II TBA                               TBA              5.500                 -             -    19,812,500    19,812,500
  5,000 GNMA II TBA                               TBA              8.500                 -             -     5,078,125     5,078,125
  3,000 GNMA II TBA                               TBA              9.000                 -             -     3,080,615     3,080,615
     72 GNMA Project Loan                      10/15/40            7.000            62,660             -             -        62,660
    934 GNMA Project Loan                      09/30/29            7.500           895,874             -             -       895,874
      6 GNMA TBA                                  TBA             11.000                 -         7,044             -         7,044
        Total Government National
        Mortgage Association                                                   -----------  ------------  ------------  ------------
        Certificates (cost - $227,159,313)                                     103,267,538     8,883,714   113,731,676   225,882,928
                                                                               -----------  ------------  ------------  ------------
        FEDERAL HOME LOAN MORTGAGE
        CORPORATION CERTIFICATES - 14.83%
  9,919 FHLMC                            06/01/29 to 04/01/30      6.500                 -     9,383,143             -     9,383,143
    220 FHLMC                                  08/01/01            6.500           218,001             -             -       218,001
  6,442 FHLMC                            08/01/25 to 03/01/30      7.000                 -     6,230,729                   6,230,729
  1,895 FHLMC                                  09/01/04            7.000         1,878,253             -             -     1,878,253
  1,855 FHLMC                                  07/01/24            7.270                 -             -     1,892,244     1,892,244
    984 FHLMC                                  05/01/21            7.450           978,511             -             -       978,511
    789 FHLMC                            10/01/17 to 11/01/24      7.500           783,984             -             -       783,984
     52 FHLMC                                  01/01/23            8.000                 -             -        52,130        52,130
    876 FHLMC                                  03/01/13            8.000           881,132             -             -       881,132
  1,569 FHLMC                                  05/01/16            8.500                 -             -     1,599,247     1,599,247
    283 FHLMC                                  04/01/04            8.500           283,982             -             -       283,982
    179 FHLMC                            07/01/09 to 02/01/10      9.000                 -             -       184,272       184,272
  5,801 FHLMC                                  04/01/25            9.000                 -     6,025,760             -     6,025,760
    499 FHLMC                                  11/01/16            9.750                 -             -       522,840       522,840
    537 FHLMC                            06/01/04 to 12/01/05     10.500                 -       567,359             -       567,359
    525 FHLMC                            10/01/20 to 11/01/20     10.500                 -             -       563,139       563,139
  1,659 FHLMC                            05/01/11 to 12/01/20     11.000                 -             -     1,795,535     1,795,535
  2,748 FHLMC                                  01/01/16           11.000                 -     2,943,044             -     2,943,044
  1,074 FHLMC                            06/01/04 to 07/01/19     11.500                 -             -     1,174,337     1,174,337
  6,511 FHLMC ARM                        04/01/29 to 01/01/30      5.930                 -             -     6,585,913     6,585,913
  1,858 FHLMC ARM                              01/01/30            5.930         1,867,450             -             -     1,867,450
  1,903 FHLMC ARM                              01/01/28            6.350         1,883,990             -             -     1,883,990
  2,809 FHLMC ARM                              12/01/29            6.468                 -             -     2,837,548     2,837,548
  1,873 FHLMC ARM                              12/01/29            6.468         1,891,699             -             -     1,891,699

                                                                                                                         PRO FORMA
                                                                                                                          COMBINED
                                                                                  PACE                                      PACE
                                                                               GOVERNMENT                                GOVERNMENT
                                                                                  FIXED      PAINEWEBBER      PW LOW     SECURITIES
  COMBINED                                                                     SECURITIES       U.S.        DURATION       FIXED
  PRINCIPAL                                    MATURITY           INTEREST       INCOME     GOVERNMENT   U.S. GOVERNMENT   INCOME
 AMOUNT (000)                                    DATES             RATES       INVESTMENTS   INCOME FUND   INCOME FUND   INVESTMENTS
-------------                             ------------------   --------------- -----------  ------------ --------------- -----------
   4,549 FHLMC ARM                             11/01/27            6.706                 -             -     4,576,529     4,576,529
     565 FHLMC ARM                             10/01/29            6.907                 -             -       563,681       563,681
     993 FHLMC ARM                             10/01/29            6.907           991,777             -             -       991,777
   1,773 FHLMC ARM                             07/01/24            7.742         1,808,409             -             -     1,808,409
   3,733 FHLMC ARM                             04/01/29            7.907         3,834,577             -             -     3,834,577
   2,124 FHLMC CMT ARM                         10/01/23            7.244                 -     2,178,578             -     2,178,578
  23,000 FHLMC Gold TBA                          TBA               6.500                 -    21,742,176             -    21,742,176
         Total Federal Home Loan Mortgage
         Corporation Certificates                                              -----------  ------------  ------------  ------------
         (cost - $88,899,639)                                                   17,301,765    49,070,789    22,347,415    88,719,969
                                                                               -----------  ------------  ------------  ------------
         FEDERAL HOUSING ADMINISTRATION
         CERTIFICATES - 4.84%
  11,410 FHA                             02/01/20 to 03/01/41   8.375 to 8.800           -             -    11,038,169    11,038,169
  18,662 FHA Project Notes               10/15/04 to 02/01/29   6.850 to 8.500  17,920,086             -             -    17,920,086
                                                                               -----------  ------------  ------------  ------------
         Total Federal Housing Administration
         Certificates (cost--$30,305,917)                                       17,920,086             -    11,038,169    28,958,255
                                                                               -----------  ------------  ------------  ------------
         FEDERAL NATIONAL MORTGAGE ASSOCIATION
         CERTIFICATES - 36.60%
  31,800 FNMA                                  01/15/09            5.250                 -    28,008,359             -    28,008,359
   2,779 FNMA                                  02/01/29            6.000                 -             -     2,811,312     2,811,312
  11,266 FNMA                            08/01/25 to 03/01/30      6.000                 -    10,358,783             -    10,358,783
   9,183 FNMA                                  04/01/25            6.500                 -     8,877,052             -     8,877,052
   1,502 FNMA                                  03/01/04            7.000         1,489,630                           -     1,489,630
   2,994 FNMA                                  04/01/07            7.250                 -             -     2,993,884     2,993,884
   5,347 FNMA                            01/01/07 to 04/01/07      7.250         5,371,925             -             -     5,371,925
   2,012 FNMA                            06/01/04 to 12/01/05      7.500                 -     1,983,465             -     1,983,465
  40,200 FNMA                            10/01/26 to 08/16/30      7.500        39,626,000             -             -    39,626,000
   3,992 FNMA                                  03/01/07            7.547                 -             -     4,007,942     4,007,942
   1,573 FNMA                            07/01/25 to 10/01/29      8.000         1,586,188             -             -     1,586,188
   6,860 FNMA                            11/01/02 to 09/01/27      8.500         2,306,023             -             -     2,306,023
   4,596 FNMA                                  01/01/16            8.500                 -     4,689,317             -     4,689,317
   1,087 FNMA                            10/01/19 to 02/01/26      9.000         1,121,721             -             -     1,121,721
   1,337 FNMA                                  10/01/23            9.000                 -     1,371,230             -     1,371,230
   2,098 FNMA                            04/01/10 to 12/01/15      9.250                 -             -     2,165,047     2,165,047
     267 FNMA                            03/01/06 to 12/01/09      9.500                 -             -       276,685       276,685
   1,683 FNMA                                  08/01/19           10.000                 -             -     1,784,460     1,784,460
     446 FNMA                            07/01/10 to 06/01/19     10.250                 -             -       469,710       469,710
     926 FNMA                            02/01/12 to 04/01/22     10.500                 -             -     1,005,352     1,005,352
   4,589 FNMA ARM                              02/01/30            6.064                 -             -     4,648,155     4,648,155
   1,836 FNMA ARM                              02/01/30            6.276         1,859,262             -             -     1,859,262
   1,910 FNMA ARM                              02/01/26            6.406                 -             -     1,959,593     1,959,593
   1,389 FNMA ARM                              02/01/29            6.424         1,405,656             -             -     1,405,656
   1,791 FNMA ARM                              09/01/15            6.531                 -             -     1,796,858     1,796,858
   1,862 FNMA ARM                              12/01/27            6.629         1,852,853             -             -     1,852,853
   3,188 FNMA ARM                              03/01/07            6.820         3,201,042             -             -     3,201,042
   2,284 FNMA ARM                              09/01/26            7.027                 -             -     2,315,075     2,315,075
   4,961 FNMA ARM                              07/01/09            7.249         4,947,190             -             -     4,947,190
   1,642 FNMA ARM                              03/01/25            7.634                 -             -     1,680,984     1,680,984
   1,642 FNMA ARM                              03/01/25            7.810         1,680,984             -             -     1,680,984
   1,033 FNMA ARM                              02/01/05            9.000                 -             -     1,077,577     1,077,577
   1,616 FNMA ARM                         07/01/13 to 05/01/20    11.000                 -             -     1,750,317     1,750,317
  38,500 FNMA TBA                                TBA               6.500                 -    36,358,437             -    36,358,437
  30,000 FNMA TBA                                TBA               8.000        30,084,360             -             -    30,084,360
                                                                               -----------  ------------  ------------  ------------
         Total Federal National Mortgage
         Association Certificates
         (cost - $221,796,589)                                                  96,532,834    91,646,643    30,742,951   218,922,428
                                                                               -----------  ------------  ------------  ------------
         COLLATERALIZED MORTGAGE
         OBLIGATIONS - 16.07%
   1,028 FDIC REMIC Trust, 1996-C1, Class 1A   05/25/26            6.750                 -     1,022,827             -     1,022,827
     136 FHLMC GNMA REMIC, Series 23, Class KZ 11/25/23            6.500           114,123             -             -       114,123
     413 FHLMC REMIC, Series 0159, Class H     09/15/21            4.500           379,392             -             -       379,392
     550 FHLMC REMIC, Series 0185, Class E     08/15/06            9.000           559,620             -             -       559,620
   3,102 FHLMC REMIC, Series 1003, Class H     10/15/20            7.438++       2,117,058             -             -     2,117,058
   3,666 FHLMC REMIC, Series 1188, Class H     12/15/20            7.500         3,670,156             -             -     3,670,156
   1,971 FHLMC REMIC, Series 1322, Class G     02/15/07            7.500         1,979,886             -             -     1,979,886
     299 FHLMC REMIC, Series 1347, Class HC    12/15/21            4.250           276,467             -             -       276,467
   2,280 FHLMC REMIC, Series 1361, Class D     11/15/05            6.000         2,268,188             -             -     2,268,188
   1,106 FHLMC REMIC, Series 1502, Class PX    04/15/23            7.000           969,396             -             -       969,396
     605 FHLMC REMIC, Series 1534, Class Z     06/15/23            5.000           426,837             -             -       426,837
   1,630 FHLMC REMIC, Series 1542, Class Z      7/15/23            7.000         1,446,932             -             -     1,446,932
     142 FHLMC REMIC, Series 1552, Class EA    01/15/17            5.850            79,186             -        62,529       141,715
     179 FHLMC REMIC, Series 1573, Class PZ    09/15/23            7.000           162,186             -             -       162,186
     255 FHLMC REMIC, Series 1640, Class F     10/15/07            7.088++         254,690             -             -       254,690
     150 FHLMC REMIC, Series 1658, Class GZ    01/15/24            7.000           135,893             -             -       135,893
     114 FHLMC REMIC, Series 1661, Class PE    11/15/06            6.000           113,810             -             -       113,810
   1,000 FHLMC REMIC, Series 1694, Class Z     03/15/24            6.500           868,568             -             -       868,568
     110 FHLMC REMIC, Series 1775, Class Z     03/15/25            8.500           112,996             -             -       112,996
   3,085 FHLMC REMIC, Series 1869, Class J     12/15/24            8.000         3,109,343             -             -     3,109,343
   1,313 FHLMC REMIC, Series 1933, Class ZA    02/15/27            8.000         1,314,272             -             -     1,314,272
   3,071 FNMA REMIC, Series 1987-2, Class Z    11/25/17            11.000                -     3,284,870             -     3,284,870
   2,577 FNMA REMIC, Series 1998-7, Class Z    04/25/18            9.250                 -     2,674,831             -     2,674,831
      89 FNMA REMIC, Trust 1992 - 074,
         Class Z                               05/25/22            8.000            89,019             -             -        89,019
     165 FNMA REMIC, Trust 1992 - 129,
         Class L                               07/25/22            6.000           144,528             -             -       144,528
   1,251 FNMA REMIC, Trust 1993 - 037,
         Class PX                              03/25/23            7.000         1,122,227             -             -     1,122,227
     464 FNMA REMIC, Trust 1993 - 040,
         Class ZA                              12/25/23            6.500           401,819             -             -       401,819
      47 FNMA REMIC, Trust 1993 - 162,
         Class C                               08/25/23            3.000@           46,319             -             -        46,319
      45 FNMA REMIC, Trust 1993 - 240,
         Class Z                               12/25/13            6.250            40,516             -             -        40,516
   1,187 FNMA REMIC, Trust 1993 - 250,
         Class DZ                              12/25/23            7.000           992,139             -             -       992,139
      71 FNMA REMIC, Trust 1993 - 250,
         Class Z                               12/25/23            7.000            65,975             -             -        65,975
      77 FNMA REMIC, Trust 1994- 027,
         Class CZ                              02/25/24            6.500            66,515             -             -        66,515
     876 FNMA REMIC, Trust 1999- 003,
         Class CZ                               2/25/14            6.000           716,987             -             -       716,987
     107 FNMA REMIC, Trust 1999- 043,
         Class AZ                              08/25/29            7.000            92,220             -             -        92,220
   1,105 FNMA REMIC, Trust G92 - 040,
         Class ZC                              07/25/22            7.000         1,077,759             -             -     1,077,759
     148 FNMA REMIC, Trust G94 - 006,
         Class PJ                              05/17/24            8.000           150,586             -             -       150,586

                                                                                                                          PACE
                                                                                                                       GOVERNMENT
                                                                                                                          FIXED
  COMBINED                                                                                                             SECURITIES
  PRINCIPAL                                                                         MATURITY        INTEREST             INCOME
 AMOUNT (000)                                                                         DATES           RATES            INVESTMENTS
-------------                                                                       --------        --------           -----------
     919 GNMA REMIC, Trust Series 2000 - 009, Class FH                               02/16/30         7.126++             922,361
   1,963 3EWCourt Receivables Asset Trust Series 1997-1, Class A4                    05/20/05         6.193                     -
     100 Bank of America Mortgage Securities Series 1999 - 5, Class A-22             05/25/29         6.500                90,863
     450 Bank of America Mortgage Securities Series 1999 - 8, Class A-12             08/25/29         6.750               416,812
     207 Bear Stearns Mortgage Securities Inc. Series 1993 - 8, Class A-5            08/25/24         6.350               206,163
   2,379 Bear Stearns Mortgage Securities Inc. Series 1996 - 4, Class AI-1           09/25/27         8.125             2,401,504
   1,750 Chase Mortgage Finance Corp. Series 1998, Class IA-8                        08/25/28         6.750             1,536,743
     386 Cityscape Home Equity Loan Trust Series 1997-B, Class A5                    09/25/19         7.480                     -
   1,000 Countrywide Home Loan Inc.                                                  06/15/04         6.850               975,880
   1,145 CS First Boston Mortgage Securities Corp., Series 1997-2, Class A t         06/01/20         7.500                     -
   5,000 CS First Boston Mortgage Securities Corp., Series 1998-C2, Class A2         11/15/08         6.300                     -
   1,500 CWMBS Inc. Series 1998 - 13, Class A3                                       12/25/28         6.500             1,337,805
   1,500 CWMBS Inc. Series 1998 - 15, Class A8                                       10/25/28         6.750             1,300,505
   3,586 DLJ Commercial Mortgage Corporation Series 1998-CF2, Class A1A              11/12/31         5.880                     -
   3,382 Farmer Mac. Series 2002 - Class AA1                                         04/25/01         7.721             3,380,077
     530 Green Tree Financial Corp Series 1998, Class 2                              11/01/16         6.240               519,956
     686 Headlands Mortgage Security Inc. REMIC Series 1997 - 1, Class A, II         03/15/12         7.750               689,249
     489 Headlands Mortgage Security Inc. REMIC Series 1997 - 2, Class A, II         05/25/12         7.750               490,697
     383 Headlands Mortgage Security Inc. REMIC Series 1997 - 4, Class A, II         11/25/12         7.250               380,330
   1,500 Headlands Mortgage Security Inc. REMIC Series 1998 - 1, Class A, III        11/25/28         6.500             1,368,570
   6,346 LB Commercial Conduit Mortgage Trust, Series 1998-C4, Class A1A             08/15/06         5.870                     -
     703 Merrill Lynch Mortgage Investors, Inc. Series 1999, Class H1                03/20/17         6.210++             698,216
     539 Money Store Home Equity Trust Series 1997-D, Class AF3                      11/15/21         6.345                     -
   3,086 Morgan Stanley Capital I, Series 1997-ALIC, Class A1B                       11/15/02         6.440                     -
   4,289 Morgan Stanley Capital I, Series 1997-WF1, Class A1 144A                    10/15/06         6.830                     -
   1,610 Morgan Stanley Capital Inc. Series 1998 - HF1, Class A1                     01/15/07         6.190++           1,557,497
   4,935 Mortgage Capital Funding, Inc., Series 1998-MCI, Class A2                   01/18/08         6.663                     -
   1,639 PNC Mortgage Securities Corp. Series 1998 - 5, Class 2A5                    11/25/28         6.750             1,526,259
   2,500 PNC Mortgage Securities Corp. Series 1999 - 5, Class 2A5                    07/25/29         6.750             2,322,625
     436 Prudential Home Mortgage REMIC 1993 - 29, Class A8                          08/25/08         6.750               423,257
   2,488 Prudential Securities Trust Series 18, Class E                              09/25/20         7.000                     -
   4,333 Residential Accredit Loans Inc. Series 2000-QS3C, Class A1                  03/25/30         7.750                     -
      10 Residential Funding Mortgage Securities Inc. Series 1993 - S15, Class A9    04/25/08         7.721++              92,763
   1,500 Residential Funding Mortgage Securities Inc. Series 1998 - S12, Class A6    05/25/28         6.750             1,359,461
   1,428 Residential Funding Mortgage Securities Inc. Series 1998 - S20, Class A19   09/25/28         6.750               267,777
   1,578 Ryland Mortgage Acceptance Corp. REMIC Series 76, Class B                   08/01/18         9.000                     -
     990 Small Business Administration Series 1995 - 10, Class I                     03/01/05         7.750               994,061
                                                                                                                       -----------
         Total Collateralized Mortgage Obligations (cost - $100,751,562)                                               50,625,039
                                                                                                                       -----------
         ASSET BACKED SECURITIES - 0.92%
     863 Beneficial Home Equity Loan Trust                                           04/28/26         6.945++             862,514
   2,000 Conseco Finance Home Loan Trust                                             06/15/24         9.520             2,003,480
     688 Student Loan Marketing Association Series 1996 - 2, Class A1                10/25/04         6.581               686,863
   2,000 Student Loan Trust                                                          10/27/25         6.740             1,939,960
                                                                                                                       -----------
         Total Asset Backed Securities (cost - $5,486,505)                                                              5,492,817
                                                                                                                       -----------
         STRIPPED MORTGAGE-BACKED SECURITIES - 2.08%
     815 FHLMC REMIC Series 0013, Class B(1)+++                                      06/25/23         7.000               466,384
     772 FHLMC REMIC Series 1554, Class I(1)+++                                      08/15/08         6.500*               66,078
   5,000 FHLMC REMIC Series 1627, Class PN(1)+++                                     09/15/22         6.000             1,055,866
   1,613 FHLMC REMIC Series 1993 - 138, Class CL(1)+++                               11/25/22         7.000               334,878
   4,854 FHLMC REMIC Series 2059, Class PI(1)+++                                     07/15/26         6.500             1,112,681
   9,033 FHLMC REMIC Series 2080, Class VK(1)+++                                     09/15/05         6.500             1,361,748
   1,000 FHLMC REMIC Series 2110, Class PT(1)+++                                     07/15/23         6.000               306,780
     941 FHLMC REMIC Series 2136, Class GD(1)+++                                     03/15/29         7.000               207,923
   3,818 FHLMC REMIC, Series 2178, Class PI(1)+++                                    08/15/29         7.500               886,047
       6 FNMA REMIC Trust 1992 - 142, Class KB(1)+++                                 08/25/07         11.977              164,618
       7 FNMA REMIC Trust 1992 - 157, Class JA(1)+++                                 09/25/07         10.146              166,283
     616 FNMA REMIC Trust 1992 - 207, Class U(1)+++                                  10/25/07         7.500               111,156
   2,926 FNMA REMIC Trust 1993 - 116, Class H(1)+++                                  07/25/22         7.000               514,564
     186 FNMA REMIC Trust 1993 - 161, Class GC(1)+++                                 02/25/23         .010*               126,760
     794 FNMA REMIC Trust 1994 - 007, Class PK(1)+++                                 05/25/08         6.500*               40,883
   1,184 FNMA REMIC Trust 1994 - 030, Class IA(1)+++                                 11/25/22         6.500*              141,378
   7,119 FNMA REMIC Trust 1998 - 013, Class PI(1)+++                                 07/18/19         7.000               729,469
   3,301 FNMA REMIC Trust 1998 - 024, Class OK(1)                                    11/18/21         7.000               433,157
   1,388 FNMA REMIC Trust 1998 - 044, Class IG(1)+++                                 07/18/16         6.500               208,041
   6,705 GNMA REMIC Trust Series 1998 - 001, Class PG(1)+++                          07/20/24         7.000             1,063,625
   4,424 Chase Mortgage Finance Corp. Series 1998 - S2, Class A4(1)+++               07/25/28         6.750               536,410
  16,000 Conseco Finance Securitizations(1)+++                                       12/15/29         7.000             1,015,000
  15,096 CWMBS Inc. Series 1998 - 14, Class A2(1)+++                                 12/25/13         0.500*              207,564
   1,500 Firstplus Home Loan Owner Trust Series 1998 - 5, Class A1(1)+++             10/10/00         6.000*               14,297
   1,410 Prudential Home Mortgage REMIC 1993 - 54, Class A19(1)**                    01/25/24         6.500             1,188,280
                                                                                                                       -----------
         Total Stripped Mortgage-Backed Securities (cost - $11,212,501)                                                12,459,870
                                                                                                                       -----------
         CORPORATE OBLIGATIONS - 0.50%
   2,000 Lehman Brothers Holdings Inc. MTN                                           04/02/02         7.678             2,007,542
   1,000 Morgan Stanley Dean Witter                                                  01/28/02         6.837@            1,000,699
                                                                                                                       -----------
         Total Corporate Obligations (cost--$3,006,152)                                                                 3,008,241
                                                                                                                       -----------
         COMMERCIAL PAPER - 0.12%
     700 Dominion Resources MTN(1) (cost - $699,915)                                 01/26/01         7.026               699,915
                                                                                                                       -----------
         SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.76%
   4,500 Federal National Mortgage Association Discount Notes                        10/26/00      6.42 to 6.45                 -
     105 U.S. Treasury Notes                                                         08/31/00         5.125@              104,869
                                                                                                                       -----------
         Total Short-Term U.S. Government Obligations (cost - $4,430,949)                                                 104,869
                                                                                                                       -----------

                                                                                                                         PRO FORMA
                                                                                                                          COMBINED
                                                                                                                            PACE
                                                                                                                         GOVERNMENT
                                                                                     PAINEWEBBER        PW LOW           SECURITIES
  COMBINED                                                                               U.S.          DURATION             FIXED
  PRINCIPAL                                                                           GOVERNMENT    U.S. GOVERNMENT         INCOME
 AMOUNT (000)                                                                        INCOME FUND      INCOME FUND        INVESTMENTS
-------------                                                                        -----------    ---------------      -----------
     919 GNMA REMIC, Trust Series 2000 - 009, Class FH                                        -                -            922,361
   1,963 3EWCourt Receivables Asset Trust Series 1997-1, Class A4                             -        1,944,919          1,944,919
     100 Bank of America Mortgage Securities Series 1999 - 5, Class A-22                      -                -             90,863
     450 Bank of America Mortgage Securities Series 1999 - 8, Class A-12                      -                -            416,812
     207 Bear Stearns Mortgage Securities Inc. Series 1993 - 8, Class A-5                     -                -            206,163
   2,379 Bear Stearns Mortgage Securities Inc. Series 1996 - 4, Class AI-1                    -                -          2,401,504
   1,750 Chase Mortgage Finance Corp. Series 1998, Class IA-8                                 -                -          1,536,743
     386 Cityscape Home Equity Loan Trust Series 1997-B, Class A5                             -          383,885            383,885
   1,000 Countrywide Home Loan Inc.                                                           -                -            975,880
   1,145 CS First Boston Mortgage Securities Corp., Series 1997-2, Class A t          1,134,562                -          1,134,562
   5,000 CS First Boston Mortgage Securities Corp., Series 1998-C2, Class A2          4,624,118                -          4,624,118
   1,500 CWMBS Inc. Series 1998 - 13, Class A3                                                -                -          1,337,805
   1,500 CWMBS Inc. Series 1998 - 15, Class A8                                                -                -          1,300,505
   3,586 DLJ Commercial Mortgage Corporation Series 1998-CF2, Class A1A               3,381,526                -          3,381,526
   3,382 Farmer Mac. Series 2002 - Class AA1                                                  -                -          3,380,077
     530 Green Tree Financial Corp Series 1998, Class 2                                       -                -            519,956
     686 Headlands Mortgage Security Inc. REMIC Series 1997 - 1, Class A, II                  -                -            689,249
     489 Headlands Mortgage Security Inc. REMIC Series 1997 - 2, Class A, II                  -                -            490,697
     383 Headlands Mortgage Security Inc. REMIC Series 1997 - 4, Class A, II                  -                -            380,330
   1,500 Headlands Mortgage Security Inc. REMIC Series 1998 - 1, Class A, III                 -                -          1,368,570
   6,346 LB Commercial Conduit Mortgage Trust, Series 1998-C4, Class A1A              6,042,498                -          6,042,498
     703 Merrill Lynch Mortgage Investors, Inc. Series 1999, Class H1                         -                -            698,216
     539 Money Store Home Equity Trust Series 1997-D, Class AF3                               -          534,426            534,426
   3,086 Morgan Stanley Capital I, Series 1997-ALIC, Class A1B                        3,044,907                -          3,044,907
   4,289 Morgan Stanley Capital I, Series 1997-WF1, Class A1 144A                     4,236,486                -          4,236,486
   1,610 Morgan Stanley Capital Inc. Series 1998 - HF1, Class A1                              -                -          1,557,497
   4,935 Mortgage Capital Funding, Inc., Series 1998-MCI, Class A2                    4,703,302                -          4,703,302
   1,639 PNC Mortgage Securities Corp. Series 1998 - 5, Class 2A5                             -                -          1,526,259
   2,500 PNC Mortgage Securities Corp. Series 1999 - 5, Class 2A5                             -                -          2,322,625
     436 Prudential Home Mortgage REMIC 1993 - 29, Class A8                                   -                -            423,257
   2,488 Prudential Securities Trust Series 18, Class E                                       -        2,448,923          2,448,923
   4,333 Residential Accredit Loans Inc. Series 2000-QS3C, Class A1                           -        4,328,718          4,328,718
      10 Residential Funding Mortgage Securities Inc. Series 1993 - S15, Class A9             -                -             92,763
   1,500 Residential Funding Mortgage Securities Inc. Series 1998 - S12, Class A6             -                -          1,359,461
   1,428 Residential Funding Mortgage Securities Inc. Series 1998 - S20, Class A19            -                -            267,777
   1,578 Ryland Mortgage Acceptance Corp. REMIC Series 76, Class B                            -        1,621,638          1,621,638
     990 Small Business Administration Series 1995 - 10, Class I                              -                -            994,061
                                                                                     ----------       ----------         -----------
         Total Collateralized Mortgage Obligations (cost - $100,751,562)             34,149,927       11,325,038         96,100,004
                                                                                     ----------       ----------         -----------
         ASSET BACKED SECURITIES - 0.92%
     863 Beneficial Home Equity Loan Trust                                                    -                -            862,514
   2,000 Conseco Finance Home Loan Trust                                                      -                -          2,003,480
     688 Student Loan Marketing Association Series 1996 - 2, Class A1                         -                -            686,863
   2,000 Student Loan Trust                                                                   -                -          1,939,960
                                                                                     ----------       ----------         -----------
         Total Asset Backed Securities (cost - $5,486,505)                                    -                -          5,492,817
                                                                                     ----------       ----------         -----------
         STRIPPED MORTGAGE-BACKED SECURITIES - 2.08%
     815 FHLMC REMIC Series 0013, Class B(1)+++                                               -                -            466,384
     772 FHLMC REMIC Series 1554, Class I(1)+++                                               -                -             66,078
   5,000 FHLMC REMIC Series 1627, Class PN(1)+++                                              -                -          1,055,866
   1,613 FHLMC REMIC Series 1993 - 138, Class CL(1)+++                                        -                -            334,878
   4,854 FHLMC REMIC Series 2059, Class PI(1)+++                                              -                -          1,112,681
   9,033 FHLMC REMIC Series 2080, Class VK(1)+++                                              -                -          1,361,748
   1,000 FHLMC REMIC Series 2110, Class PT(1)+++                                              -                -            306,780
     941 FHLMC REMIC Series 2136, Class GD(1)+++                                              -                -            207,923
   3,818 FHLMC REMIC, Series 2178, Class PI(1)+++                                             -                -            886,047
       6 FNMA REMIC Trust 1992 - 142, Class KB(1)+++                                          -                -            164,618
       7 FNMA REMIC Trust 1992 - 157, Class JA(1)+++                                          -                -            166,283
     616 FNMA REMIC Trust 1992 - 207, Class U(1)+++                                           -                -            111,156
   2,926 FNMA REMIC Trust 1993 - 116, Class H(1)+++                                           -                -            514,564
     186 FNMA REMIC Trust 1993 - 161, Class GC(1)+++                                          -                -            126,760
     794 FNMA REMIC Trust 1994 - 007, Class PK(1)+++                                          -                -             40,883
   1,184 FNMA REMIC Trust 1994 - 030, Class IA(1)+++                                          -                -            141,378
   7,119 FNMA REMIC Trust 1998 - 013, Class PI(1)+++                                          -                -            729,469
   3,301 FNMA REMIC Trust 1998 - 024, Class OK(1)                                             -                -            433,157
   1,388 FNMA REMIC Trust 1998 - 044, Class IG(1)+++                                          -                -            208,041
   6,705 GNMA REMIC Trust Series 1998 - 001, Class PG(1)+++                                   -                -          1,063,625
   4,424 Chase Mortgage Finance Corp. Series 1998 - S2, Class A4(1)+++                        -                -            536,410
  16,000 Conseco Finance Securitizations(1)+++                                                -                -          1,015,000
  15,096 CWMBS Inc. Series 1998 - 14, Class A2(1)+++                                          -                -            207,564
   1,500 Firstplus Home Loan Owner Trust Series 1998 - 5, Class A1(1)+++                      -                -             14,297
   1,410 Prudential Home Mortgage REMIC 1993 - 54, Class A19(1)**                             -                -          1,188,280
                                                                                     ----------       ----------         -----------
         Total Stripped Mortgage-Backed Securities (cost - $11,212,501)                       -                -         12,459,870
                                                                                     ----------       ----------         -----------
         CORPORATE OBLIGATIONS - 0.50%
   2,000 Lehman Brothers Holdings Inc. MTN                                                    -                -          2,007,542
   1,000 Morgan Stanley Dean Witter                                                           -                -          1,000,699
                                                                                     ----------       ----------         -----------
         Total Corporate Obligations (cost--$3,006,152)                                       -                -          3,008,241
                                                                                     ----------       ----------         -----------
         COMMERCIAL PAPER - 0.12%
     700 Dominion Resources MTN(1) (cost - $699,915)                                          -                -            699,915
                                                                                     ----------       ----------         -----------
         SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.76%
   4,500 Federal National Mortgage Association Discount Notes                                 -        4,430,735          4,430,735
     105 U.S. Treasury Notes                                                                  -                -            104,869
                                                                                     ----------       ----------         -----------
         Total Short-Term U.S. Government Obligations (cost - $4,430,949)                     -        4,430,735          4,535,604
                                                                                     ----------       ----------         -----------



     COMBINED                                                 PACE GOVERNMENT         PAINEWEBBER
      NUMBER                                                  SECURITIES FIXED       U.S. GOVERNMENT
     OF SHARES                                                 INCOME INVESTMENTS     INCOME FUND
-------------------                                          --------------------  -----------------
                   MUTUAL FUNDS - 3.51%
            14,703 MH Money Market Fund LLC                                 -            14,702,955
                84 Scudder Institutional Fund                               -                84,180
             6,186 AIM Liquid Assets Portfolio                              -             6,186,116
                                                             -----------------     -----------------
                   Total Mutual Funds (cost - $20,973,251)                  -            20,973,251
                                                             -----------------     -----------------


                                                                                          PRO FORMA
                                                                                           COMBINED
                                                                                       PACE GOVERNMENT
     COMBINED                                                 PW LOW DURATION             SECURITIES
      NUMBER                                                  U.S. GOVERNMENT            FIXED INCOME
     OF SHARES                                                  INCOME FUND              INVESTMENTS
-------------------                                          -----------------     ----------------------
                   MUTUAL FUNDS - 3.51%
            14,703 MH Money Market Fund LLC                                 -                  14,702,955
                84 Scudder Institutional Fund                               -                      84,180
             6,186 AIM Liquid Assets Portfolio                              -                   6,186,116
                                                             -----------------     ----------------------
                   Total Mutual Funds (cost - $20,973,251)                  -                  20,973,251
                                                             -----------------     ----------------------

                                                                                                                         PRO FORMA
                                                                                                                          COMBINED
                                                                            PACE                                           PACE
                                                                         GOVERNMENT                                       GOVERNMENT
     COMBINED                                                            SECURITIES      PAINEWEBBER    PW LOW DURATION  SECURITIES
     PRINCIPAL                                       MATURITY  INTEREST   FIXED INCOME  U.S. GOVERNMENT U.S. GOVERNMENT FIXED INCOME
   AMOUNT (000)                                       DATES     RATES    INVESTMENTS     INCOME FUND      INCOME FUND   INVESTMENTS
-------------------                                 ---------  -------  ------------   ----------------  ------------  -------------
        REPURCHASE AGREEMENTS - 3.36%
$ 1,767 Repurchase Agreement dated 7/31/00 with SG
           Warburg collateralized by $1,344,000
           U.S. Treasury Bond, 8.750% due 08/15/20
           (value--$1,802,640) proceeds: $1,767,319  08/01/00   6.500%            -         1,767,000                    1,767,000
  2,263 Repurchase Agreement dated 07/31/00 with
           State Street Bank & Trust Co.,
           collateralized  by $2,315,000 U.S.
           Treasury Notes, 5.250% due 05/31/01
           (value--$2,312,106) proceeds:
           $2,263,330                                08/01/00   5.250             -                 -    2,263,000       2,263,000
 16,093 Repurchase Agreement dated 07/31/00 with
        State Street Bank & Trust Co.,
        collateralized by $11,995,000 U.S.
        Treasury Bond, 8.750% due 08/15/20
        (value--$16,418,156)
        proceeds: $16,095,347                        08/01/00   5.250    16,093,000                 -            -      16,093,000
                                                                       ------------      ------------ ------------   -------------
        Total Repurchase Agreements
        (cost - $20,123,000)                                             16,093,000         1,767,000    2,263,000      20,123,000
                                                                       ------------      ------------ ------------   -------------

        Total Investments
        (cost--$867,895,633) - 142.53%                                  328,327,261       315,138,396  208,997,696     852,463,353
        Liabilities in excess of other
        assets - (42.53)%                                              (129,409,240)      (77,053,677) (47,913,090)   (254,376,007)
                                                                       ------------      ------------ ------------   -------------
        Net Assets--100.00%                                            $198,918,021      $238,084,719 $161,084,606   $ 598,087,346
                                                                       ============      ============ ============   =============

                                                                                                                      PRO FORMA
                                                                                                                       COMBINED
                                                                                                                   PACE GOVERNMENT
     COMBINED                                              PACE GOVERNMENT       PAINEWEBBER     PW LOW DURATION      SECURITIES
     NUMBER OF                        STRIKE  EXPIRATION   SECURITIES FIXED     U.S. GOVERNMENT  U.S. GOVERNMENT      FIXED INCOME
     CONTRACTS                        PRICE     DATES     INCOME INVESTMENTS     INCOME FUND       INCOME FUND        INVESTMENTS
-------------------                 --------- ----------  ------------------   ---------------- -----------------  ----------------
        WRITTEN OPTIONS(1)
    300 Federal National Mortgage
        Association Calls            $ 123.75  September           $ 77,700    $            -     $           -     $      77,700
                                                 2000
                                                          ==================   ================ =================  ================

-------------------------------

++ Floating rate securities. The interest rates shown are the current rates as of July 31, 2000.
*    Rate reflects annualized yield at date of purchase.
** Principal Only Security. This security entitles the holder to receive principal payments from an underlying pool of mortgages. High prepayments return principal faster than expected and cause the yield to increase. Low prepayments return principal more slowly than expected and cause the yield to decrease.
+++ Interest Only Security. This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.
  +  Estimated yield to maturity at July 31, 2000.
  @  Interest rate shown is discount rate at date of purchase.
 (1) Illiquid securities representing 2.10% of net assets.
ARM Adjustable Rate Mortgage--The interest rates shown are the current rates as of July 31, 2000.
MTN  Medium Term Note.
REMIC Real Estate Mortgage Investment Conduit.
TBA (To Be Assigned) Securities are purchased on a forward commitment with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.
(2)  Security, or portion thereof, was on loan at July 31, 2000.

            See accompanying notes to pro forma financial statements

PACE Government Securities Fixed Income Investments
PaineWebber U.S. Government Income Fund
PaineWebber Low Duration U.S. Government Income Fund
Notes to PRO FORMA Financial Statements
For the year ended July 31, 2000 (unaudited)

Basis of Presentation:

Subject to the approval of the Agreement and Plan of Reorganization and Termination ("Plan") by the shareholders of PaineWebber U.S. Government Income Fund ("U.S. Government Income") and PaineWebber Low Duration U.S. Government Income Fund ("Low Duration"), PACE Government Securities Fixed Income Investments ("Government Securities") would acquire the assets of U.S. Government Income and Low Duration in exchange solely for the assumption by Government Securities of U.S. Government Income's and Low Duration's assets and stated liabilities and shares of Government Securities that correspond to the outstanding shares of U.S. Government Income and Low Duration. The number of shares to be received would be based on the relative net asset value of Government Securities' shares on the effective date of the Plan and U.S. Government Income and Low Duration will be terminated as soon as practicable thereafter.

The PRO FORMA financial statements reflect the financial position of Government Securities, U.S. Government Income and Low Duration at July 31, 2000 and the combined results of operations of Government Securities, U.S. Government Income and Low Duration (each a "Fund" and, collectively, the "Funds") for the year ended July 31, 2000.

As a result of the Plan, the investment management and administration fee will increase due to the higher fee schedule, net of waivers, of Government Securities. However, after anticipated savings in other expenses of the Fund (due to the elimination of duplicative expenses) and the management fee waiver/expense reimbursement, shareholders of each class of shares of U.S. Government Income and shareholders of each class of shares of Low Duration (except Class A) will not experience an increase in total expenses. U.S. Government Income and Low Duration currently pay Rule 12b-1 distribution or service fees; as of July 31, 2000, Government Securities does not. In addition, the PRO FORMA statement of assets and liabilities has not been adjusted as a result of the proposed transaction because such adjustment would not be material. The costs of approximately $368,000 associated with the Reorganization will be paid by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated (a wholly owned indirect subsidiary of UBS AG), so that each Fund bears no expenses in connection with the Reorganization. These costs are not included in the PRO FORMA statement of operations.

The PRO FORMA financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred on August 1, 1999. The PRO FORMA financial statements should be read in conjunction with the historical financial statements of the constituent Funds included in or incorporated by reference in the applicable statement of additional information.

Significant Accounting Policies:

The Funds' financial statements are prepared in accordance with generally accepted accounting principles that require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. The following is a summary of significant accounting policies followed by the Funds.

VALUATION OF INVESTMENTS-Each Fund calculates its net asset value based on the current market value for its portfolio securities. Each Fund normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by each Fund's sub-adviser. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith or under the direction of the Fund's board of trustees (the "board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the board determines that this does not represent fair value.